UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09253

Wells Fargo Funds Trust

(Exact name of registrant as specified in charter)

525 Market Street, 12th Floor, San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

C. David Messman

Wells Fargo Funds Management, LLC

525 Market Street, 12th Floor, San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Registrant is making a filing for 9 of its series:

Date of fiscal year end: October 31

Wells Fargo Asia Pacific Fund, Wells Fargo Diversified International Fund, Wells Fargo Emerging Markets Equity Fund, Wells Fargo Emerging Markets Equity Income Fund, Wells Fargo Global Opportunities Fund, Wells Fargo International Equity Fund, and Wells Fargo Intrinsic World Equity Fund.

Date of fiscal year end: April 30

Wells Fargo Absolute Return Fund and Wells Fargo Asset Allocation Fund.

Date of reporting period: January 31, 2017

ITEM 1. INVESTMENTS

Wells Fargo Diversified International Fund	Portfolio of investments — January 31, 2017 (unaudited)

Security name	Shares	Value
Common Stocks : 92.91%
Australia : 1.81%
Arrium Limited (Materials, Metals & Mining)†(a)(i)	397,400	$0
Asaleo Care Limited (Consumer Staples, Personal Products)	114,700	131,353
Automotive Holdings Group Limited (Consumer Discretionary, Specialty Retail)	29,300	86,885
Bendigo Bank Limited (Financials, Banks)	26,100	248,418
CSR Limited (Materials, Construction Materials)	59,900	200,338
Downer EDI Limited (Industrials, Commercial Services & Supplies)	42,300	198,898
Lendlease Corporation Limited (Real Estate, Real Estate Management & Development)	24,500	261,804
Metcash Limited (Consumer Staples, Food & Staples Retailing)†	28,500	45,606
Mineral Resources Limited (Industrials, Metals & Mining)	14,900	138,879
Primary Health Care Limited (Health Care, Health Care Providers & Services)	25,700	73,091
Qantas Airways Limited (Industrials, Airlines)	59,300	153,358
Seven Group Holdings Limited (Industrials, Trading Companies & Distributors)	8,000	44,351
Westpac Banking Corporation (Financials, Banks)	16,011	385,046
		1,968,027

Austria : 0.34%
OMV AG (Energy, Oil, Gas & Consumable Fuels)	5,300	185,171
Voestalpine AG (Materials, Metals & Mining)	4,300	181,960
		367,131

Belgium : 0.27%
Telenet Group Holding NV (Consumer Discretionary, Media)†	5,548	297,177

Brazil : 0.53%
Banco do Brasil SA (Financials, Banks)	19,000	187,582
Companhia de Saneamento de Minas Gerais SA (Utilities, Water Utilities)	5,300	72,593
Cosan Limited Class A (Energy, Oil, Gas & Consumable Fuels)	7,976	65,244
JBS SA (Consumer Staples, Food Products)	67,500	254,911
		580,330

Canada : 2.71%
Canadian Pacific Railway Limited (Industrials, Road & Rail)	7,988	1,207,306
Lundin Mining Corporation (Materials, Metals & Mining)†	156,208	955,555
Magna International Incorporated (Consumer Discretionary, Auto Components)	9,100	393,651
Rogers Communications Incorporated Class B (Telecommunication Services, Wireless Telecommunication Services)	5,601	242,979
WestJet Airlines Limited (Industrials, Airlines)	9,200	155,260
		2,954,751

China : 2.87%
Alibaba Group Holding Limited ADR (Information Technology, Internet Software & Services)†«	10,532	1,066,997
China Communications Services Corporation Limited H Shares (Telecommunication Services, Diversified Telecommunication Services)	220,000	149,995
China Petroleum & Chemical Corporation H Shares (Energy, Oil, Gas & Consumable Fuels)	218,000	174,481
China Railway Construction Corporation Limited H Shares (Industrials, Construction & Engineering)	141,500	197,326
Dongfeng Motor Group Company Limited H Shares (Consumer Discretionary, Automobiles)	106,000	112,983
Industrial & Commercial Bank of China Limited H Shares (Financials, Banks)	181,000	111,508
PICC Property & Casualty Company Limited H Shares (Financials, Insurance)	89,000	135,584
Shanghai Pharmaceuticals Holding Company Limited H Shares (Health Care, Health Care Providers & Services)	272,000	696,222
Shenzhen International Holdings Limited H Shares (Industrials, Transportation Infrastructure)	49,500	71,326
Universal Health International Group Holding Limited (Health Care, Health Care Providers & Services)†	382,000	16,247
Xinyi Solar Holdings Limited (Information Technology, Semiconductors & Semiconductor Equipment)	562,000	194,845
Xtep International Holdings Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	334,050	141,647

Portfolio of investments — January 31, 2017 (unaudited)	Wells Fargo Diversified International Fund

Security name	Shares	Value
China (continued)
Yantai Changyu Pioneer Wine Company Limited Class B (Consumer Staples, Beverages)	23,400	$59,172
		3,128,333

Czech Republic : 0.08%
CEZ AS (Utilities, Electric Utilities)	4,900	83,960

Denmark : 0.85%
Danske Bank AS (Financials, Banks)	9,300	309,575
ISS AS (Industrials, Commercial Services & Supplies)	4,528	160,849
Novo Nordisk AS Class B (Health Care, Pharmaceuticals)	8,910	320,004
Sydbank AS (Financials, Banks)	4,000	132,396
		922,824

Finland : 0.09%
Tieto Oyj (Information Technology, IT Services)	3,500	96,950

France : 6.09%
Arkema SA (Materials, Chemicals)	910	89,786
Atos Origin SA (Information Technology, IT Services)	2,400	255,168
AXA SA (Financials, Insurance)	35,750	876,812
BNP Paribas SA (Financials, Banks)	4,400	281,093
Cie Generale des Establissements Michelin (Consumer Discretionary, Auto Components)	2,200	236,018
Compagnie de Saint-Gobain SA (Industrials, Building Products)	22,254	1,093,055
Credit Agricole SA (Financials, Banks)	13,900	184,037
Electricite de France SA (Utilities, Electric Utilities)«	12,500	123,063
Engie SA (Utilities, Multi-Utilities)	13,300	158,864
Orange SA (Telecommunication Services, Diversified Telecommunication Services)	14,100	218,040
Renault SA (Consumer Discretionary, Automobiles)	3,100	279,027
Sanofi SA (Health Care, Pharmaceuticals)	8,600	691,543
Schneider Electric SE (Industrials, Electrical Equipment)	3,605	257,702
SCOR SE (Financials, Insurance)	7,700	260,627
Societe Generale SA (Financials, Banks)	3,700	180,755
Thales SA (Industrials, Aerospace & Defense)	700	65,575
Total SA (Energy, Oil, Gas & Consumable Fuels)	7,000	352,586
Vallourec SA (Energy, Energy Equipment & Services)†	11,621	82,445
Zodiac Aerospace SA (Industrials, Aerospace & Defense)«	31,183	945,903
		6,632,099

Germany : 13.76%
Allianz AG (Financials, Insurance)	10,198	1,726,170
Aurubis AG (Materials, Metals & Mining)	2,300	135,266
BASF SE (Materials, Chemicals)	2,900	278,995
Bayer AG (Health Care, Pharmaceuticals)	12,177	1,344,740
Bayerische Motoren Werke AG (Consumer Discretionary, Automobiles)	2,200	199,895
Beiersdorf AG (Consumer Staples, Personal Products)	6,981	617,499
Daimler AG (Consumer Discretionary, Automobiles)	5,300	396,776
Deutsche Bank AG (Financials, Capital Markets)†	9,100	180,653
Deutsche Boerse AG (Financials, Diversified Financial Services)	16,453	1,513,943
Deutsche Post AG (Industrials, Air Freight & Logistics)	20,853	696,823
E.ON SE (Utilities, Multi-Utilities)	8,100	62,108
Hannover Rueck SE (Financials, Insurance)	1,200	131,677
Linde AG (Materials, Chemicals)	8,669	1,407,939
Metro AG (Consumer Staples, Food & Staples Retailing)	43,170	1,473,090
Muenchener Rueckversicherungs Gesellschaft AG (Financials, Insurance)	6,542	1,227,391
Rheinmetall AG (Industrials, Industrial Conglomerates)	7,868	601,680
SAP SE (Information Technology, Software)	8,445	771,519
Siemens AG (Industrials, Industrial Conglomerates)	6,080	762,991
Stada Arzneimittel AG (Health Care, Pharmaceuticals)	1,500	76,906
Uniper SE (Utilities, Independent Power & Renewable Electricity Producers)	810	11,494
Volkswagen AG (Consumer Discretionary, Automobiles)	1,600	255,021
Vonovia SE (Real Estate, Real Estate Management & Development)	13,604	444,531

Wells Fargo Diversified International Fund	Portfolio of investments — January 31, 2017 (unaudited)

Security name	Shares	Value
Germany (continued)
Wirecard AG (Information Technology, IT Services)«	13,686	$662,024
		14,979,131

Hong Kong : 3.88%
AIA Group Limited (Financials, Insurance)	144,400	898,906
China Everbright Limited (Financials, Capital Markets)	190,000	364,871
China Mobile Limited (Telecommunication Services, Wireless Telecommunication Services)	138,000	1,562,502
China Resources Cement Holdings Limited (Materials, Construction Materials)	168,000	78,166
Kingboard Laminates Holdings Limited (Information Technology, Electronic Equipment, Instruments & Components)	226,500	249,886
Skyworth Digital Holdings Limited (Consumer Discretionary, Household Durables)	320,000	212,401
Wheelock & Company Limited (Real Estate, Real Estate Management & Development)	22,000	134,259
Xinyi Automobile Glass Hong Kong Enterprises Limited (Consumer Discretionary, Auto Components)†	37,900	6,594
Xinyi Glass Holdings Limited (Consumer Discretionary, Auto Components)	618,000	558,350
Yue Yuen Industrial Holdings Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	42,000	153,733
		4,219,668

Hungary : 0.07%
Richter Gedeon (Health Care, Pharmaceuticals)	3,500	75,363

India : 0.13%
Tata Motors Limited ADR (Consumer Discretionary, Automobiles)	3,700	144,152

Indonesia : 0.08%
PT Bank Rakyat Indonesia Tbk (Financials, Banks)	98,800	86,758

Ireland : 1.47%
Allegion plc (Industrials, Building Products)	519	34,083
C&C Group plc (Consumer Staples, Beverages)	18,600	79,371
Medtronic plc (Health Care, Health Care Equipment & Supplies)	13,960	1,061,239
Smurfit Kappa Group plc (Materials, Containers & Packaging)	8,800	231,790
Willis Towers Watson plc (Financials, Insurance)	1,569	196,329
		1,602,812

Israel : 0.35%
Bank Hapoalim Limited (Financials, Banks)	38,000	229,338
Teva Pharmaceutical Industries Limited (Health Care, Pharmaceuticals)	4,600	150,586
		379,924

Italy : 3.18%
A2A SpA (Utilities, Multi-Utilities)	104,600	139,338
Assicurazioni Generali SpA (Financials, Insurance)	37,000	588,738
Atlantia SpA (Industrials, Transportation Infrastructure)	13,617	309,425
Enel SpA (Utilities, Electric Utilities)	48,100	200,634
Eni SpA (Energy, Oil, Gas & Consumable Fuels)	80,985	1,242,285
Intesa Sanpaolo SpA (Financials, Banks)	203,759	477,308
Mediobanca SpA (Financials, Banks)	23,400	200,946
Prysmian SpA (Industrials, Electrical Equipment)	10,564	274,376
Unicredit SpA (Financials, Banks)	1,146	31,117
		3,464,167

Japan : 17.35%
Adeka Corporation (Materials, Chemicals)	13,000	189,514
Aisin Seiki Company Limited (Consumer Discretionary, Auto Components)	3,300	151,103
Aoyama Trading Company Limited (Consumer Discretionary, Specialty Retail)	1,800	63,449

Portfolio of investments — January 31, 2017 (unaudited)	Wells Fargo Diversified International Fund

Security name	Shares	Value
Japan (continued)
Aozora Bank Limited (Financials, Banks)	31,000	$113,117
Astellas Pharma Incorporated (Health Care, Pharmaceuticals)	17,100	229,217
Bridgestone Corporation (Consumer Discretionary, Auto Components)	7,700	282,536
CALBEE Incorporated (Consumer Staples, Food Products)	7,500	244,110
Calsonic Kansei Corporation (Consumer Discretionary, Auto Components)	26,000	414,259
Central Glass Company Limited (Industrials, Building Products)	34,000	163,210
Coca-Cola East Japan Company Limited (Consumer Staples, Beverages)	47,100	1,025,763
Daiwa Securities Group Incorporated (Financials, Capital Markets)	171,000	1,095,727
DCM Holdings Company Limited (Consumer Discretionary, Specialty Retail)	14,100	126,502
Denka Company Limited (Materials, Chemicals)	50,000	246,214
DIC Incorporated (Materials, Chemicals)	5,300	164,760
Eizo Corporation (Information Technology, Technology Hardware, Storage & Peripherals)	7,300	205,597
Fuji Oil Company Limited (Consumer Staples, Food Products)	8,800	176,140
Fujikura Limited (Industrials, Electrical Equipment)	25,000	158,533
Hitachi Limited (Information Technology, Electronic Equipment, Instruments & Components)	171,000	980,778
Isuzu Motors Limited (Consumer Discretionary, Automobiles)	16,500	222,416
Itochu Corporation (Industrials, Trading Companies & Distributors)	14,600	201,201
Japan Airlines Company Limited (Industrials, Airlines)	6,300	200,980
Japan Tobacco Incorporated (Consumer Staples, Tobacco)	40,220	1,296,615
KDDI Corporation (Telecommunication Services, Wireless Telecommunication Services)	36,100	968,763
Kyorin Company Limited (Health Care, Pharmaceuticals)	7,900	172,539
Maeda Road Construction Company Limited (Industrials, Construction & Engineering)	11,000	190,072
Marubeni Corporation (Industrials, Trading Companies & Distributors)	36,300	221,060
Matsumotokiyoshi Holdings Company Limited (Consumer Staples, Food & Staples Retailing)	3,000	149,057
Miraca Holdings Incorporated (Health Care, Health Care Providers & Services)	1,800	82,260
Mitsubishi Gas Chemical Company Incorporated (Materials, Chemicals)	12,400	238,204
Mitsubishi UFJ Financial Group Incorporated (Financials, Banks)	184,500	1,194,323
Mitsui Fudosan Company Limited (Real Estate, Real Estate Management & Development)	17,000	393,947
Mizuho Financial Group Incorporated (Financials, Banks)	171,600	319,613
Nippon Telegraph & Telephone Corporation (Telecommunication Services, Diversified Telecommunication Services)	27,700	1,221,488
Nissan Motor Company Limited (Consumer Discretionary, Automobiles)	32,200	319,120
Nisshinbo Holdings Incorporated (Industrials, Industrial Conglomerates)	12,400	118,278
Nomura Holdings Incorporated (Financials, Capital Markets)	218,900	1,363,884
NTT DOCOMO Incorporated (Telecommunication Services, Wireless Telecommunication Services)	42,603	1,021,211
Resona Holdings Incorporated (Financials, Banks)	75,000	407,316
S Foods Incorporated (Consumer Staples, Food Products)«	7,500	203,591
Sankyu Incorporated (Industrials, Road & Rail)	28,000	177,061
Sawai Pharmaceutical Company Limited (Health Care, Pharmaceuticals)	2,100	110,105
SEINO Holdings Company Limited (Industrials, Road & Rail)	3,000	34,674
Sojitz Corporation (Industrials, Trading Companies & Distributors)	77,400	199,481
Sumitomo Heavy Industries Limited (Industrials, Machinery)	30,000	206,713
Sumitomo Mitsui Financial Group Incorporated (Financials, Banks)	16,300	642,558
Sumitomo Osaka Cement Company (Materials, Construction Materials)	37,600	151,519
Toho Holdings Company Limited (Health Care, Health Care Providers & Services)	6,200	133,324
Toyo Ink SC Holding Company Limited (Materials, Chemicals)	36,800	179,910
Toyo Tire & Rubber Company Limited (Consumer Discretionary, Auto Components)	5,900	71,693
Tsumura & Company (Health Care, Pharmaceuticals)	2,600	75,299
UBE Industries Limited (Materials, Chemicals)	79,000	190,311
Yokohama Rubber Company Limited (Consumer Discretionary, Auto Components)	10,500	184,966
		18,894,081

Liechtenstein : 0.12%
VP Bank AG (Financials, Capital Markets)	1,177	128,458

Luxembourg : 0.32%
RTL Group SA (Consumer Discretionary, Media)	1,513	115,261
Tenaris SA ADR (Fabricated Metal Products, Except Machinery & Transportation Equipment, Energy Equipment & Services)	6,671	233,752
		349,013

Wells Fargo Diversified International Fund	Portfolio of investments — January 31, 2017 (unaudited)

Security name	Shares	Value
Netherlands : 4.11%
Aegon NV (Financials, Insurance)	23,200	$125,523
Akzo Nobel NV (Materials, Chemicals)	6,042	409,538
ASML Holding NV (Information Technology, Semiconductors & Semiconductor Equipment)	3,091	375,049
Heineken NV (Consumer Staples, Beverages)	1,496	111,802
ING Groep NV (Financials, Banks)	96,047	1,373,795
Koninklijke Ahold NV (Consumer Staples, Food & Staples Retailing)	13,000	276,390
Koninklijke Philips NV (Industrials, Industrial Conglomerates)«	34,831	1,020,278
NN Group NV (Financials, Insurance)	20,554	726,214
X 5 Retail Group NV GDR (Consumer Staples, Food & Staples Retailing)†	1,700	57,035
		4,475,624

Norway : 0.84%
DNB Nor ASA (Financials, Banks)	12,100	201,861
Frontline Limited (Energy, Oil, Gas & Consumable Fuels)«	17,543	121,235
Marine Harvest ASA (Consumer Staples, Food Products)	22,503	397,783
Yara International ASA (Materials, Chemicals)	4,600	193,859
		914,738

Poland : 0.08%
Asseco Poland SA (Information Technology, Software)	5,900	84,713

Russia : 1.45%
Gazprom Neft Sponsored ADR (Energy, Oil, Gas & Consumable Fuels)	10,500	204,225
LUKOIL OAO ADR (Energy, Oil, Gas & Consumable Fuels)	4,200	236,061
MMC Norilsk Nickel PJSC (Materials, Metals & Mining)	11,597	187,523
Mobile Telesystems ADR (Telecommunication Services, Wireless Telecommunication Services)	90,719	949,828
		1,577,637

Singapore : 0.36%
DBS Group Holdings Limited (Financials, Banks)	17,000	228,822
United Overseas Bank Limited (Financials, Banks)	10,700	158,828
		387,650

South Africa : 0.30%
Barclays Africa Group Limited (Financials, Banks)	12,600	148,498
Imperial Holdings Limited (Consumer Discretionary, Distributors)	5,700	70,562
Omnia Holdings Limited (Materials, Chemicals)	7,600	102,644
		321,704

South Korea : 2.49%
BNK Financial Group Incorporated (Financials, Banks)	1,018	7,472
Hana Financial Group Incorporated (Financials, Banks)	12,872	381,585
Industrial Bank of Korea (Financials, Banks)	16,600	181,413
KT&G Corporation (Consumer Staples, Tobacco)	2,300	198,907
Kwangju Bank (Financials, Banks)	1,044	9,523
LG Household & Health Care Limited H Shares (Consumer Staples, Personal Products)	23	17,397
Orion Corporation (Consumer Staples, Food Products)	3	1,675
Samsung Electronics Company Limited GDR (Information Technology, Technology Hardware, Storage & Peripherals)144A	246	209,223
SK Telecom Company Limited (Telecommunication Services, Wireless Telecommunication Services)	8,046	1,543,979
Woori Bank (Financials, Banks)	13,760	155,112
		2,706,286

Spain : 1.19%
Banco Santander Central Hispano SA (Financials, Banks)	29,500	163,971

Portfolio of investments — January 31, 2017 (unaudited)	Wells Fargo Diversified International Fund

Security name	Shares	Value
Spain (continued)
Distribuidora Internacional SA (Consumer Staples, Food & Staples Retailing)	33,900	$179,060
Gas Natural SDG SA (Utilities, Gas Utilities)	15,700	302,016
Grifols SA (Health Care, Biotechnology)	10,307	220,525
Grifols SA ADR (Health Care, Biotechnology)	19,244	327,148
International Consolidated Airlines Group SA (Industrials, Airlines)	17,900	107,344
		1,300,064

Sweden : 0.87%
Boliden AB (Materials, Metals & Mining)	6,700	195,398
Nordea Bank AB (Financials, Banks)	15,000	181,260
Swedbank AB Class A (Financials, Banks)	16,211	409,765
Telia Company AB (Telecommunication Services, Diversified Telecommunication Services)	40,300	163,419
		949,842

Switzerland : 6.93%
Actelion Limited (Health Care, Biotechnology)	1,101	285,945
Aryzta AG (Consumer Staples, Food Products)	3,400	93,319
Baloise Holding AG (Financials, Insurance)	2,000	256,682
Credit Suisse Group AG (Financials, Capital Markets)	20,800	315,085
Georg Fischer AG (Industrials, Machinery)	300	246,324
LafargeHolcim Limited (Materials, Construction Materials)	6,720	359,242
Nestle SA (Consumer Staples, Food Products)	16,499	1,205,475
Novartis AG (Health Care, Pharmaceuticals)	17,555	1,285,291
Roche Holding AG (Health Care, Pharmaceuticals)	700	164,822
Swiss Life Holding AG (Financials, Insurance)	1,500	453,388
Swiss Reinsurance AG (Financials, Insurance)	5,600	521,207
UBS Group AG (Financials, Capital Markets)	38,812	626,374
Valiant Holding AG (Financials, Banks)	1,900	201,799
Zurich Insurance Group AG (Financials, Insurance)	5,330	1,527,012
		7,541,965

Taiwan : 0.96%
Pegatron Corporation (Information Technology, Technology Hardware, Storage & Peripherals)	83,000	201,484
Taiwan Semiconductor Manufacturing Company Limited (Information Technology, Semiconductors & Semiconductor Equipment)	121,000	727,114
Zhen Ding Technology Holding (Information Technology, Electronic Equipment, Instruments & Components)	55,000	116,302
		1,044,900

Thailand : 0.31%
Bangchak Petroleum PCL (Energy, Oil, Gas & Consumable Fuels)	135,400	135,554
Thai Beverage PCL (Consumer Staples, Beverages)	80,000	49,101
Thai Oil PCL (Energy, Oil, Gas & Consumable Fuels)	75,100	153,037
		337,692

United Kingdom : 13.43%
3i Group plc (Financials, Capital Markets)	27,100	238,642
Aon plc (Financials, Insurance)	9,138	1,029,853
AstraZeneca plc (Health Care, Pharmaceuticals)	2,700	142,453
Aviva plc (Financials, Insurance)	22,000	131,987
BAE Systems plc (Industrials, Aerospace & Defense)	70,700	517,634
Barclays plc (Financials, Banks)	66,900	184,689
Barratt Developments plc (Consumer Discretionary, Household Durables)	23,400	140,621
Bellway plc (Consumer Discretionary, Household Durables)	4,200	131,245
Berkeley Group Holdings plc (Consumer Discretionary, Household Durables)	4,400	154,986
Bovis Homes Group plc (Consumer Discretionary, Household Durables)	8,600	89,309
BP plc (Energy, Oil, Gas & Consumable Fuels)	91,700	545,473
British American Tobacco plc (Consumer Staples, Tobacco)	2,466	151,994

Wells Fargo Diversified International Fund	Portfolio of investments — January 31, 2017 (unaudited)

Security name		Shares	Value
United Kingdom (continued)
BT Group plc (Telecommunication Services, Diversified Telecommunication Services)		18,500	$70,715
Carillion plc (Industrials, Construction & Engineering)		30,400	82,414
Centrica plc (Utilities, Multi-Utilities)		68,900	194,415
Coca-Cola European Partners plc (Consumer Staples, Beverages)		21,273	734,557
Conva Tec Limited (Health Care, Health Care Equipment & Supplies) †144A		112,688	348,591
Crest Nicholson Holdings plc (Consumer Discretionary, Household Durables)		20,500	130,492
Debenhams plc (Consumer Discretionary, Multiline Retail)		93,500	61,811
easyJet plc (Industrials, Airlines)		6,900	82,462
Firstgroup plc (Industrials, Road & Rail)†		54,400	71,104
Galliford Try plc (Industrials, Construction & Engineering)		6,500	110,308
GlaxoSmithKline plc (Health Care, Pharmaceuticals)		8,800	169,156
HSBC Holdings plc (Financials, Banks)		40,000	344,121
Imperial Tobacco Group plc (Consumer Staples, Tobacco)		5,394	249,271
J Sainsbury plc (Consumer Staples, Food & Staples Retailing)		90,900	294,914
Kingfisher plc (Consumer Discretionary, Specialty Retail)		29,100	123,075
Liberty Global plc Class A (Consumer Discretionary, Media)		15,641	570,584
Liberty Global plc Class C (Consumer Discretionary, Media)		24,962	876,915
Lloyds Banking Group plc (Financials, Banks)		134,900	110,189
Man Group plc (Financials, Capital Markets)		755,888	1,264,706
Marks & Spencer Group plc (Consumer Discretionary, Multiline Retail)		33,900	143,078
Mitie Group plc (Industrials, Commercial Services & Supplies)«		31,900	80,541
Mondi plc (Materials, Paper & Forest Products)		4,200	92,516
Old Mutual plc (Financials, Insurance)		59,600	155,727
Qinetiq Group plc (Industrials, Aerospace & Defense)		47,700	158,237
Redrow plc (Consumer Discretionary, Household Durables)		24,200	135,322
Royal Dutch Shell plc Class B (Energy, Oil, Gas & Consumable Fuels)		6,800	191,319
Royal Mail plc (Industrials, Air Freight & Logistics)		20,900	108,219
Smiths Group plc (Industrials, Industrial Conglomerates)		47,948	905,381
St. James’s Place plc (Financials, Insurance)		4,502	60,656
Tullett Prebon plc (Financials, Capital Markets)		20,600	120,426
United Business Media plc (Consumer Discretionary, Media)		68,872	610,385
Vodafone Group plc (Telecommunication Services, Wireless Telecommunication Services)		399,658	977,132
Wolseley plc (Industrials, Trading Companies & Distributors)		24,945	1,539,856
			14,627,481

United States : 3.24%
Amazon.com Incorporated (Consumer Discretionary, Internet & Direct Marketing Retail)†		531	437,268
Apple Incorporated (Information Technology, Technology Hardware, Storage & Peripherals)		8,145	988,396
Coach Incorporated (Consumer Discretionary, Textiles, Apparel & Luxury Goods)		26,254	980,587
Pfizer Incorporated (Health Care, Pharmaceuticals)		25,399	805,910
WABCO Holdings Incorporated (Industrials, Machinery)†		2,948	321,420
			3,533,581

Total Common Stocks (Cost $95,340,520)			101,158,986

Exchange-Traded Funds : 0.35%
United States : 0.35%
iShares MSCI ACWI ex US ETF «		9,049	378,339

Total Exchange-Traded Funds (Cost $357,922)			378,339

	Expiration date
Participation Notes : 1.28%
China : 0.56%
HSBC Bank plc (Kweichow Moutai Company Limited Class A) (Consumer Staples, Beverages)†	2-19-2019	12,090	606,503

Portfolio of investments — January 31, 2017 (unaudited)	Wells Fargo Diversified International Fund

Security name			Expiration date	Shares	Value
Ireland : 0.72%
HSBC Bank plc (Ryanair Holdings plc) (Industrials, Airlines)			10-29-2018	50,987	$789,977

Total Participation Notes (Cost $990,673)					1,396,480

		Dividend yield
Preferred Stocks : 0.50%
Brazil : 0.04%
Companhia Energetica de Minas Gerais SA (Utilities, Electric Utilities) ±		3.45%		13,600	39,448

Germany : 0.46%
Henkel AG & Company KGaA (Consumer Staples, Household Products) ±		1.38		4,135	503,063

Total Preferred Stocks (Cost $466,063)					542,511

		Yield
Short-Term Investments : 7.57%
Investment Companies : 7.57%
Securities Lending Cash Investment LLC (l)(r)(u)		0.86		3,575,051	3,575,409
Wells Fargo Government Money Market Fund Select Class (l)(u)		0.46		4,667,275	4,667,275
Total Short-Term Investments (Cost $8,242,662)					8,242,684

Total investments in securities (Cost $105,397,840)*	102.61%				111,719,000
Other assets and liabilities, net	(2.61)				(2,838,300)

Total net assets	100.00%				$108,880,700

†	Non-income-earning security
(a)	The security is fair valued in accordance with procedures approved by the Board of Trustees.
(i)	Illiquid security
«	All or a portion of this security is on loan.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
±	Variable rate investment. The rate shown is the rate in effect at period end.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $106,375,179 and unrealized gains (losses) consists of:

Gross unrealized gains	$13,002,773
Gross unrealized losses	(7,658,952)

Net unrealized gains	$5,343,821

Abbreviations:

ADR	American depositary receipt
ETF	Exchange-traded fund
GDR	Global depositary receipt
LLC	Limited liability company
PCL	Public Company Limited
plc	Public limited company

Wells Fargo Diversified International Fund (the “Fund”)

Notes to Portfolio of investments – January 31, 2017 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”).

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On January 31, 2017, such fair value pricing was not used in pricing foreign securities.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment vehicles that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Participation notes

The Fund may invest in participation notes to gain exposure to securities in certain foreign markets. Participation notes are issued by banks or broker-dealers and are designed to offer a return linked to a particular underlying foreign security. Participation notes involve transaction costs, which may be higher than those applicable to the underlying foreign security. The holder of the participation note is entitled to receive from the bank or broker-dealer, an amount equal to the dividend paid by the issuer of the underlying foreign security; however, the holder is not entitled to the same rights (i.e. dividends, voting rights) as an owner of the underlying foreign security. Investments in participation notes involve risks beyond those normally associated with a direct investment in an underlying security. The Fund has no rights against the issuer of the underlying foreign security and participation notes expose the Fund to counterparty risk in the event the counterparty does not perform. There is also no assurance there will be a secondary trading market for the participation note or that the trading price of the participation note will equal the underlying value of the foreign security that it seeks to replicate.

Forward foreign currency contracts

The Fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contract transactions. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund’s maximum risk of loss from counterparty credit risk is the unrealized gains on the contracts. This risk may be mitigated if there is a master netting arrangement between the Fund and the counterparty.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of January 31, 2017:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Australia	$1,968,027	$0	$0	$1,968,027
Austria	367,131	0	0	367,131
Belgium	297,177	0	0	297,177
Brazil	580,330	0	0	580,330
Canada	2,954,751	0	0	2,954,751
China	3,128,333	0	0	3,128,333
Czech Republic	83,960	0	0	83,960
Denmark	922,824	0	0	922,824
Finland	96,950	0	0	96,950
France	6,632,099	0	0	6,632,099
Germany	14,979,131	0	0	14,979,131
Hong Kong	4,219,668	0	0	4,219,668
Hungary	75,363	0	0	75,363
India	144,152	0	0	144,152
Indonesia	86,758	0	0	86,758
Ireland	1,602,812	0	0	1,602,812
Israel	379,924	0	0	379,924
Italy	3,464,167	0	0	3,464,167
Japan	18,894,081	0	0	18,894,081
Liechtenstein	128,458	0	0	128,458
Luxembourg	349,013	0	0	349,013
Netherlands	4,475,624	0	0	4,475,624
Norway	914,738	0	0	914,738
Poland	84,713	0	0	84,713
Russia	1,577,637	0	0	1,577,637
Singapore	387,650	0	0	387,650
South Africa	321,704	0	0	321,704
South Korea	2,706,286	0	0	2,706,286
Spain	1,300,064	0	0	1,300,064
Sweden	949,842	0	0	949,842
Switzerland	7,541,965	0	0	7,541,965
Taiwan	1,044,900	0	0	1,044,900
Thailand	337,692	0	0	337,692
United Kingdom	14,627,481	0	0	14,627,481
United States	3,533,581	0	0	3,533,581
Exchange-traded funds		0	0
United States	378,339	0	0	378,339
Participation notes
China	0	606,503	0	606,503
Ireland	0	789,977	0	789,977
Preferred stocks			0
Brazil	39,448	0	0	39,448
Germany	503,063	0	0	503,063
Short-term investments
Investment companies	4,667,275	0	0	4,667,275
Investments measured at net asset value*				3,575,409

Total assets	$106,747,111	$1,396,480	$0	$111,719,000

Liabilities
Forward foreign currency contracts	$0	$96,777	$0	$96,777

Total liabilities	$0	$96,777	$0	$96,777

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The Fund’s investment in Securities Lending Cash Investments, LLC valued at $3,575,409 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Forward foreign currency contracts are reported at their unrealized losses at measurement date, which represents the change in the contract’s value from trade date. All other assets and liabilities are reported at their market value at measurement date.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At January 31, 2017, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Derivative transactions

During the three months ended January 31, 2017, the Fund entered into forward foreign currency contracts for economic hedging purposes.

At January 31, 2017, the Fund had forward foreign currency contracts outstanding as follows:

Forward foreign currency contracts to sell:

Exchange date	Counterparty	Contracts to deliver	U.S. value at January 31, 2017	In exchange for U.S. $	Unrealized losses
2-28-2017	Barclays	1,740,000 EUR	$1,880,118	$1,849,971	$(30,147)
3-15-2017	Barclays	2,812,800 EUR	3,041,754	3,005,584	(36,170)
3-22-2017	Morgan Stanley	595,000 GBP	749,330	736,946	(12,384)
4-13-2017	Credit Suisse	720,000 EUR	779,778	761,702	(18,076)

Wells Fargo International Equity Fund	Portfolio of investments — January 31, 2017 (unaudited)

Security name	Shares	Value
Common Stocks : 87.20%
Brazil : 0.22%
Cosan Limited Class A (Energy, Oil, Gas & Consumable Fuels)	103,820	$849,248

Canada : 2.55%
Lundin Mining Corporation (Materials, Metals & Mining)†	1,615,145	9,880,157

China : 6.81%
China Everbright Limited (Financials, Capital Markets)	2,054,000	3,944,451
China Mobile Limited (Telecommunication Services, Wireless Telecommunication Services)	1,080,000	12,228,280
Industrial & Commercial Bank of China Limited H Shares (Financials, Banks)	1,935,000	1,192,089
Shanghai Pharmaceuticals Holding Company Limited H Shares (Health Care, Health Care Providers & Services)	1,946,100	4,981,318
Xinyi Solar Holdings Limited (Information Technology, Semiconductors & Semiconductor Equipment)«	7,280,000	2,523,966
Xtep International Holdings Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	3,498,680	1,483,542
		26,353,646

Denmark : 0.89%
Novo Nordisk AS Class B (Health Care, Pharmaceuticals)	95,686	3,436,581

France : 2.92%
Compagnie de Saint-Gobain SA (Industrials, Building Products)	230,369	11,315,089

Germany : 13.84%
Bayer AG (Health Care, Pharmaceuticals)	104,197	11,506,769
Metro AG (Consumer Staples, Food & Staples Retailing)	358,829	12,244,317
Muenchener Rueckversicherungs Gesellschaft AG (Financials, Insurance)	48,722	9,141,078
Rheinmetall AG (Industrials, Industrial Conglomerates)	84,722	6,478,841
SAP SE (Information Technology, Software)	86,693	7,920,105
Siemens AG (Industrials, Industrial Conglomerates)	50,071	6,283,502
		53,574,612

Hong Kong : 1.57%
Xinyi Automobile Glass Hong Kong Enterprises Limited (Consumer Discretionary, Auto Components)†	448,000	77,949
Xinyi Glass Holdings Limited (Consumer Discretionary, Auto Components)	6,656,000	6,013,553
		6,091,502

Italy : 4.02%
Eni SpA (Energy, Oil, Gas & Consumable Fuels)	823,297	12,629,122
Prysmian SpA (Industrials, Electrical Equipment)	112,578	2,923,962
		15,553,084

Japan : 14.22%
Coca-Cola East Japan Company Limited (Consumer Staples, Beverages)	472,400	10,288,120
Daiwa Securities Group Incorporated (Financials, Capital Markets)	1,829,000	11,719,790
Hitachi Limited (Information Technology, Electronic Equipment, Instruments & Components)	1,777,000	10,192,057
Mitsubishi UFJ Financial Group Incorporated (Financials, Banks)	1,383,600	8,956,454
Mitsui Fudosan Company Limited (Real Estate, Real Estate Management & Development)	167,000	3,869,945
Nomura Holdings Incorporated (Financials, Capital Markets)	1,608,300	10,020,716
		55,047,082

Netherlands : 4.56%
Koninklijke Philips NV (Industrials, Industrial Conglomerates)«	360,012	10,545,553
NN Group NV (Financials, Insurance)	201,755	7,128,413
		17,673,966

1

Portfolio of investments — January 31, 2017 (unaudited)	Wells Fargo International Equity Fund

Security name			Shares	Value
Norway : 1.23%
Frontline Limited (Energy, Oil, Gas & Consumable Fuels)«			195,800	$1,353,120
Marine Harvest ASA (Consumer Staples, Food Products)			192,194	3,397,395
				4,750,515

Russia : 2.54%
Mobile TeleSystems PJSC ADR (Telecommunication Services, Wireless Telecommunication Services)			938,367	9,824,702

South Korea : 4.86%
Hana Financial Group Incorporated (Financials, Banks)			137,212	4,067,596
Samsung Electronics Company Limited GDR (Information Technology, Technology Hardware, Storage & Peripherals) 144A			2,644	2,248,722
SK Telecom Company Limited (Telecommunication Services, Wireless Telecommunication Services)			65,135	12,499,015
				18,815,333

Switzerland : 6.57%
Novartis AG (Health Care, Pharmaceuticals)			178,818	13,092,177
Zurich Insurance Group AG (Financials, Insurance)			43,133	12,357,340
				25,449,517

United Kingdom : 12.91%
Man Group plc (Financials, Capital Markets)			7,886,528	13,195,258
Smiths Group plc (Industrials, Industrial Conglomerates)			512,201	9,671,671
United Business Media plc (Consumer Discretionary, Media)			723,413	6,411,324
Vodafone Group plc (Telecommunication Services, Wireless Telecommunication Services)			4,048,076	9,897,229
Wolseley plc (Industrials, Trading Companies & Distributors)			175,351	10,824,422
				49,999,904

United States : 7.49%
Apple Incorporated (Information Technology, Technology Hardware, Storage & Peripherals)			86,965	10,553,203
Coach Incorporated (Consumer Discretionary, Textiles, Apparel & Luxury Goods)			264,200	9,867,870
Pfizer Incorporated (Health Care, Pharmaceuticals)			270,914	8,596,102
				29,017,175

Total Common Stocks (Cost $294,404,773)				337,632,113

Exchange-Traded Funds : 1.04%
United States : 1.04%
iShares MSCI ACWI ex US ETF «			96,353	4,028,519

Total Exchange-Traded Funds (Cost $3,832,431)				4,028,519

		Expiration date
Participation Notes : 1.70%
China : 1.70%
HSBC Bank plc (Kweichow Moutai Company Limited Class A) (Consumer Staples, Beverages)†		2-19-2019	88,306	4,429,931
HSBC Bank plc (Kweichow Moutai Company Limited Class A) (Consumer Staples, Beverages)†		12-4-2024	43,031	2,158,679
Total Participation Notes (Cost $4,048,725)				6,588,610

	Yield
Short-Term Investments : 11.59%
Investment Companies : 11.59%
Securities Lending Cash Investment LLC (l)(r)(u)	0.86%		5,607,287	5,607,848

2

Wells Fargo International Equity Fund	Portfolio of investments — January 31, 2017 (unaudited)

Security name		Yield	Shares	Value
Investment Companies (continued)
Wells Fargo Government Money Market Fund Select Class (l)(u)		0.46%	39,259,304	$39,259,304
Total Short-Term Investments (Cost $44,866,912)				44,867,152

Total investments in securities (Cost $347,152,841)*	101.53%			393,116,394
Other assets and liabilities, net	(1.53)			(5,909,059)

Total net assets	100.00%			$387,207,335

†	Non-income-earning security
«	All or a portion of this security is on loan.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $349,042,381 and unrealized gains (losses) consists of:

Gross unrealized gains	$52,435,383
Gross unrealized losses	(8,361,370)

Net unrealized gains	$44,074,013

Abbreviations:

ADR	American depositary receipt
ETF	Exchange-traded fund
GDR	Global depositary receipt
LLC	Limited liability company
plc	Public limited company

3

Wells Fargo International Equity Fund (the “Fund”)

Notes to Portfolio of investments – January 31, 2017 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”).

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On January 31, 2017, such fair value pricing was not used in pricing foreign securities.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment vehicles that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Forward foreign currency contracts

The Fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contract transactions. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

The Fund’s maximum risk of loss from counterparty credit risk is the unrealized gains on the contracts. This risk may be mitigated if there is a master netting arrangement between the Fund and the counterparty.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of January 31, 2017:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Brazil	$849,248	$0	$0	$849,248
Canada	9,880,157	0	0	9,880,157
China	26,353,646	0	0	26,353,646
Demark	3,436,581	0	0	3,436,581
France	11,315,089	0	0	11,315,089
Germany	53,574,612	0	0	53,574,612
Hong Kong	6,091,502	0	0	6,091,502
Italy	15,553,084	0	0	15,553,084
Japan	55,047,082	0	0	55,047,082
Netherlands	17,673,966	0	0	17,673,966
Norway	4,750,515	0	0	4,750,515

Russia	9,824,702	0	0	9,824,702
South Korea	18,815,333	0	0	18,815,333
Switzerland	25,449,517	0	0	25,449,517
United Kingdom	49,999,904	0	0	49,999,904
United States	29,017,175	0	0	29,017,175
Exchange-traded funds
United States	4,028,519	0	0	4,028,519
Participation notes
China	0	6,588,610	0	6,588,610
Short-term investments
Investment companies	39,259,304	0	0	39,259,304
Investments measured at net asset value*				5,607,848

Total assets	$380,919,936	$6,588,610	$0	$393,116,394

Liabilities
Forward foreign currency contracts	$0	$990,931	$0	$990,931

Total liabilities	$0	$990,931	$0	$990,931

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The Fund’s investment in Securities Lending Cash Investments, LLC valued at $5,607,848 does not have any unfunded commitments and can be redeemed daily as it does not have a redemption notice period.

Forward foreign currency contracts are reported at their unrealized gains (losses) at measurement date, which represents the change in the contract’s value from trade date. All other assets and liabilities are reported at their market value at measurement date.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At January 31, 2017, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Derivative transactions

During the three months ended January 31, 2017, the Fund entered into forward foreign currency contracts for economic hedging purposes.

At January 31, 2017, the Fund had forward foreign currency contracts outstanding as follows:

Forward foreign currency contracts to sell:

		Contracts to	U.S. value at	In exchange	Unrealized
Exchange date	Counterparty	deliver	January 31, 2017	for U.S. $	losses
2-28-2017	Barclays	2,743,800 EUR	$2,964,752	$2,920,610	$(44,142)
2-28-2017	Barclays	17,300,000 EUR	18,693,131	18,393,395	(299,736)
3-15-2017	Barclays	30,720,000 EUR	33,220,517	32,825,487	(395,030)
3-22-2017	Morgan Stanley	5,716,000 GBP	7,198,603	7,079,638	(118,965)
4-13-2017	Credit Suisse	5,300,000 EUR	5,740,034	5,606,976	(133,058)

Wells Fargo Asia Pacific Fund	Portfolio of investments — January 31, 2017 (unaudited)

Security name	Shares	Value
Common Stocks : 92.85%
Australia : 6.65%
Australia & New Zealand Banking Group Limited (Financials, Banks)	61,431	$1,364,600
BHP Billiton Limited (Materials, Metals & Mining)	86,606	1,749,769
Healthscope Limited (Health Care, Health Care Providers & Services)	385,900	640,940
Medibank Private Limited (Financials, Insurance)	306,927	628,488
MYOB Group Limited (Information Technology, Internet Software & Services)	256,900	662,433
Rio Tinto Limited (Materials, Metals & Mining)	37,500	1,896,380
Suncorp Group Limited (Financials, Insurance)	136,300	1,346,910
Woodside Petroleum Limited (Energy, Oil, Gas & Consumable Fuels)	43,439	1,039,717
		9,329,237

China : 24.14%
Alibaba Group Holding Limited ADR (Information Technology, Internet Software & Services)†«	41,700	4,224,627
AviChina Industry & Technology Company Limited H Shares (Industrials, Aerospace & Defense)	2,137,000	1,575,435
Baidu Incorporated ADR (Information Technology, Internet Software & Services)†	3,941	689,951
Bank of China Limited H Shares (Financials, Banks)	2,630,000	1,199,938
Beijing Enterprises Water Group Limited (Utilities, Water Utilities)	1,608,000	1,121,200
China Communications Construction Company Limited H Shares (Industrials, Construction & Engineering)	647,000	784,682
China Construction Bank H Shares (Financials, Banks)	4,635,000	3,464,795
China Everbright International Limited (Industrials, Commercial Services & Supplies)	579,000	705,943
China Galaxy Securities Company Limited H Shares (Financials, Capital Markets)	817,000	763,414
China Life Insurance Company Limited H Shares (Financials, Insurance)	243,000	674,922
China Merchants Bank Company Limited H Shares (Financials, Banks)	344,000	868,989
China Mobile Limited (Telecommunication Services, Wireless Telecommunication Services)	189,000	2,139,949
China Petroleum & Chemical Corporation H Shares (Energy, Oil, Gas & Consumable Fuels)	1,948,000	1,559,123
CNOOC Limited (Energy, Oil, Gas & Consumable Fuels)	772,000	979,067
Goodbaby International Holdings Limited (Consumer Discretionary, Leisure Products)	1,456,000	634,275
Huaneng Renewables Corporation Limited H Shares (Utilities, Independent Power & Renewable Electricity Producers)	4,424,000	1,385,547
Industrial & Commercial Bank of China Limited H Shares (Financials, Banks)	4,315,000	2,658,328
PetroChina Company Limited H Shares (Energy, Oil, Gas & Consumable Fuels)	2,636,000	2,113,176
Ping An Insurance (Group) Company of China Limited H Shares (Financials, Insurance)	187,500	969,048
Shanghai Fosun Pharmaceutical Company Limited H Shares (Health Care, Pharmaceuticals)	235,000	784,454
Tencent Holdings Limited (Information Technology, Internet Software & Services)	104,800	2,760,845
Yum China Holdings Incorporated (Consumer Discretionary, Hotels, Restaurants & Leisure)†	40,200	1,104,696
Zijin Mining Group Company Limited H Shares (Materials, Metals & Mining)	2,104,000	710,472
		33,872,876

Hong Kong : 1.36%
China Overseas Land & Investment Limited (Real Estate, Real Estate Management & Development)	426,000	1,260,063
IMAX China Holding Incorporated (Consumer Discretionary, Media)†144A	140,500	653,707
		1,913,770

India : 6.00%
Bharti Infratel Limited (Telecommunication Services, Diversified Telecommunication Services)	131,466	569,308
Gateway Distriparks Limited (Industrials, Transportation Infrastructure)	193,400	685,003
HDFC Bank Limited (Financials, Banks)	79,600	1,509,578
Hindalco Industries Limited (Materials, Metals & Mining)	304,360	852,136
ICICI Bank Limited (Financials, Banks)	169,700	672,722
Idea Cellular Limited (Telecommunication Services, Wireless Telecommunication Services)	661,600	1,073,656
ITC Limited (Consumer Staples, Tobacco)	197,800	752,483
Larsen & Toubro Limited (Industrials, Construction & Engineering)	33,400	711,987
Maruti Suzuki India Limited (Consumer Discretionary, Automobiles)	9,700	842,718
Reliance Industries Limited (Energy, Oil, Gas & Consumable Fuels)	48,700	750,258
		8,419,849

Indonesia : 3.89%
PT Bank Rakyat Indonesia Tbk (Financials, Banks)	1,239,300	1,088,245
PT Blue Bird Tbk (Industrials, Road & Rail)	956,700	199,186
PT Bumi Serpong Damai Tbk (Real Estate, Real Estate Management & Development)	5,235,700	717,568
PT Cikarang Listrindo Tbk (Utilities, Independent Power & Renewable Electricity Producers)	7,497,600	718,736

1

Portfolio of investments — January 31, 2017 (unaudited)	Wells Fargo Asia Pacific Fund

Security name	Shares	Value
Indonesia (continued)
PT Matahari Department Store Tbk (Consumer Discretionary, Multiline Retail)	563,300	$623,311
PT Telekomunikasi Indonesia Persero Tbk (Telecommunication Services, Diversified Telecommunication Services)	4,757,700	1,378,940
PT Wijaya Karya Persero Tbk (Industrials, Construction & Engineering)	3,775,800	726,741
		5,452,727

Japan : 30.98%
FUJIFILM Holdings Corporation (Information Technology, Technology Hardware, Storage & Peripherals)	27,400	1,061,686
Hitachi Limited (Information Technology, Electronic Equipment, Instruments & Components)	249,000	1,428,150
Isuzu Motors Limited (Consumer Discretionary, Automobiles)	76,400	1,029,854
J.Front Retailing Company Limited (Consumer Discretionary, Multiline Retail)	70,100	1,013,846
Japan Airlines Company Limited (Industrials, Airlines)	51,000	1,626,977
Japan Hotel REIT Investment Corporation (Real Estate, Equity REITs)	1,000	702,329
Japan Rental Housing Investment Incorporated (Real Estate, Equity REITs)	1,900	1,389,957
Japan Tobacco Incorporated (Consumer Staples, Tobacco)	28,300	912,337
Kubota Corporation (Industrials, Machinery)	71,200	1,135,063
Kyushu Railway Company (Industrials, Road & Rail) †	39,300	1,065,078
LINE Corporation (Information Technology, Software)†«	17,900	574,683
Matsumotokiyoshi Holdings Company Limited (Consumer Staples, Food & Staples Retailing)	31,600	1,570,065
Mitsubishi UFJ Financial Group Incorporated (Financials, Banks)	411,800	2,665,704
Mitsui Fudosan Company Limited (Real Estate, Real Estate Management & Development)	98,000	2,270,986
Nagoya Railroad Company Limited (Industrials, Road & Rail)	202,000	994,704
Nintendo Company Limited (Information Technology, Software)	3,300	675,724
Nippon Telegraph & Telephone Corporation (Telecommunication Services, Diversified Telecommunication Services)	18,900	833,435
NTT DOCOMO Incorporated (Telecommunication Services, Wireless Telecommunication Services)	62,000	1,486,166
Obayashi Corporation (Industrials, Construction & Engineering)	196,200	1,869,730
ORIX Corporation (Financials, Diversified Financial Services)	109,800	1,659,982
Otsuka Corporation (Information Technology, IT Services)	23,200	1,193,800
Panasonic Corporation (Consumer Discretionary, Household Durables)	139,700	1,458,121
Recruit Holdings Company Limited (Industrials, Professional Services)	18,700	818,984
Resona Holdings Incorporated (Financials, Banks)	295,600	1,605,366
Ryohin Keikaku Company Limited (Consumer Discretionary, Multiline Retail)	7,400	1,386,148
Sekisui House Limited (Consumer Discretionary, Household Durables)	115,400	1,868,824
Skylark Company Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	113,100	1,531,573
Sony Corporation (Consumer Discretionary, Household Durables)	67,800	2,055,437
Sumitomo Mitsui Trust Holdings Incorporated (Financials, Banks)	55,100	2,065,213
Suzuki Motor Corporation (Consumer Discretionary, Automobiles)	53,800	2,081,766
Tsukui Corporation (Health Care, Health Care Providers & Services)	212,900	1,436,806
		43,468,494

Malaysia : 1.52%
British American Tobacco Malaysia Bhd (Consumer Staples, Tobacco)	68,100	712,440
IHH Healthcare Bhd (Health Care, Health Care Providers & Services)	493,400	701,754
Sime Darby Bhd (Industrials, Industrial Conglomerates)	353,200	710,467
		2,124,661

Philippines : 1.21%
GT Capital Holdings Incorporated (Financials, Diversified Financial Services)	64,840	1,699,013

Singapore : 1.47%
CapitaLand Mall Trust (Real Estate, Equity REITs)	472,700	650,682
Jardine Cycle & Carriage Limited (Consumer Discretionary, Distributors)	23,700	695,352
Singapore Telecommunications Limited (Telecommunication Services, Diversified Telecommunication Services)	261,200	717,241
		2,063,275

South Korea : 7.86%
Hana Financial Group Incorporated (Financials, Banks)	51,790	1,535,294
Hyundai Motor Company (Consumer Discretionary, Automobiles)	9,200	1,104,380
KB Financial Group Incorporated (Financials, Banks)	39,500	1,597,539
Korea Electric Power Corporation (Utilities, Electric Utilities)	16,890	616,970
LG Chem Limited (Materials, Chemicals)	3,049	687,409

2

Wells Fargo Asia Pacific Fund	Portfolio of investments — January 31, 2017 (unaudited)

Security name		Shares	Value
South Korea (continued)
POSCO (Materials, Metals & Mining)		3,400	$792,875
Samsung Electronics Company Limited (Information Technology, Technology Hardware, Storage & Peripherals)		2,765	4,694,385
			11,028,852

Taiwan : 7.00%
Advanced Semiconductor Engineering Incorporated (Information Technology, Semiconductors & Semiconductor Equipment)		612,000	678,760
Chicony Electronics Company Limited (Information Technology, Technology Hardware, Storage & Peripherals)		410	969
Hon Hai Precision Industry Company Limited (Information Technology, Electronic Equipment, Instruments & Components)		487,085	1,309,873
Largan Precision Company Limited (Information Technology, Electronic Equipment, Instruments & Components)		7,000	1,009,100
MediaTek Incorporated (Information Technology, Semiconductors & Semiconductor Equipment)		97,000	668,103
Siliconware Precision Industries Company (Information Technology, Semiconductors & Semiconductor Equipment)		493,000	752,351
Taiwan Paiho Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)		228,000	696,643
Taiwan Semiconductor Manufacturing Company Limited (Information Technology, Semiconductors & Semiconductor Equipment)		354,000	2,127,260
Tung Thih Electronic Company Limited (Consumer Discretionary, Auto Components)		76,000	726,099
Uni-President Enterprises Corporation (Consumer Staples, Food Products)		413,000	709,793
United Microelectronics Corporation (Information Technology, Semiconductors & Semiconductor Equipment)		2,180,000	793,494
WPG Holdings Company Limited (Information Technology, Electronic Equipment, Instruments & Components)		295,000	354,386
			9,826,831

Thailand : 0.77%
Bumrungrad Hospital PCL (Health Care, Health Care Providers & Services)		65,800	334,513
Land & Houses PCL (Real Estate, Real Estate Management & Development)		2,679,400	738,148
			1,072,661

Total Common Stocks (Cost $121,061,467)			130,272,246

	Expiration date
Participation Notes : 3.60%
China : 3.60%
HSBC Bank plc (Baoshan Iron & Steel Company Limited Class A) (Industrials, Machinery)†(a)	2-19-2019	870,995	862,667
HSBC Bank plc (Han’s Laser Technology Industry Group Company Limited Class A) (Industrials, Machinery)†	3-18-2019	229,000	747,473
HSBC Bank plc (Hangzhou Hikvision Digital Technology Company Limited Class A) (Information Technology, Electronic Equipment, Instruments & Components)†	6-18-2018	286,000	1,088,489
HSBC Bank plc (Inner Mongolia Yili Industrial Group Company Limited Class A) (Consumer Staples, Food Products)†	9-25-2023	344,600	924,033
HSBC Bank plc (Midea Group Company Limited Class A) (Consumer Discretionary, Household Durables)†	5-8-2018	175,000	762,127
UBS AG (GoerTek Incorporated Class A) (Information Technology, Electronic Equipment, Instruments & Components)†	7-26-2017	165,700	668,771
Total Participation Notes (Cost $4,739,535)			5,053,560

3

Portfolio of investments — January 31, 2017 (unaudited)	Wells Fargo Asia Pacific Fund

Security name		Dividend yield	Shares	Value
Preferred Stocks : 2.31%
South Korea : 2.31%
Samsung Electronics Company Limited (Information Technology, Technology Hardware, Storage & Peripherals) ±		1.74%	2,400	$3,244,471

Total Preferred Stocks (Cost $1,866,044)				3,244,471

		Yield
Short-Term Investments : 3.53%
Investment Companies : 3.53%
Securities Lending Cash Investment LLC (l)(r)(u)		0.86	4,656,945	4,657,411
Wells Fargo Government Money Market Fund Select Class (l)(u)		0.46	286,331	286,331
Total Short-Term Investments (Cost $4,943,683)				4,943,742

Total investments in securities (Cost $132,610,729)*	102.29%			143,514,019
Other assets and liabilities, net	(2.29)			(3,207,464)

Total net assets	100.00%			$140,306,555

†	Non-income-earning security
«	All or a portion of this security is on loan.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
(a)	The security is fair valued in accordance with procedures approved by the Board of Trustees.
±	Variable rate investment. The rate shown is the rate in effect at period end.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $133,879,468 and unrealized gains (losses) consists of:

Gross unrealized gains	$14,888,429
Gross unrealized losses	(5,253,878)

Net unrealized gains	$9,634,551

Abbreviations:

ADR	American depositary receipt
LLC	Limited liability company
PCL	Public Company Limited
plc	Public limited company
REIT	Real Estate Investment Trust

4

Wells Fargo Asia Pacific Fund (the “Fund”)

Notes to Portfolio of investments – January 31, 2017 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”).

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On January 31, 2017, such fair value pricing was not used in pricing foreign securities.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment vehicles that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Participation notes

The Fund may invest in participation notes to gain exposure to securities in certain foreign markets. Participation notes are issued by banks or broker-dealers and are designed to offer a return linked to a particular underlying foreign security. Participation notes involve transaction costs, which may be higher than those applicable to the underlying foreign security. The holder of the participation note is entitled to receive from the bank or broker-dealer, an amount equal to the dividend paid by the issuer of the underlying foreign security; however, the holder is not entitled to the same rights (i.e. dividends, voting rights) as an owner of the underlying foreign security. Investments in participation notes involve risks beyond those normally associated with a direct investment in an underlying security. The Fund has no rights against the issuer of the underlying foreign security and participation notes expose the Fund to counterparty risk in the event the counterparty does not perform. There is also no assurance there will be a secondary trading market for the participation note or that the trading price of the participation note will equal the underlying value of the foreign security that it seeks to replicate.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of January 31, 2017:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Australia	$9,329,237	$0	$0	$9,329,237
China	33,872,876	0	0	33,872,876
Hong Kong	1,913,770	0	0	1,913,770
India	8,419,849	0	0	8,419,849
Indonesia	5,452,727	0	0	5,452,727
Japan	43,468,494	0	0	43,468,494
Malaysia	2,124,661	0	0	2,124,661
Philippines	1,699,013	0	0	1,699,013

Singapore	2,063,275	0	0	2,063,275
South Korea	11,028,852	0	0	11,028,852
Taiwan	9,826,831	0	0	9,826,831
Thailand	1,072,661	0	0	1,072,661
Participation notes
China	0	5,053,560	0	5,053,560
Preferred stocks
South Korea	3,244,471	0	0	3,244,471
Short-term investments
Investment companies	286,331	0	0	286,331
Investments measured at net asset value*				4,657,411

Total assets	$133,803,048	$5,053,560	$0	$143,514,019

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The Fund’s investment in Securities Lending Cash Investments, LLC valued at $4,657,411 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At January 31, 2017, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Emerging Markets Equity Fund	Portfolio of investments — January 31, 2017 (unaudited)

Security name	Shares	Value
Common Stocks : 95.40%
Argentina : 0.51%
MercadoLibre Incorporated (Information Technology, Internet Software & Services)	82,800	$15,350,292

Brazil : 6.94%
Ambev SA ADR (Consumer Staples, Beverages)«	5,922,000	31,919,580
B2W Cia Digital (Consumer Discretionary, Internet & Direct Marketing Retail)†	3,001,424	11,430,005
Banco Bradesco SA ADR (Financials, Banks)	3,141,773	32,454,515
BM&F Bovespa SA (Financials, Capital Markets)	5,779,000	33,909,971
BRF Brasil Foods SA ADR (Consumer Staples, Food Products)	976,078	13,791,982
CETIP SA (Financials, Capital Markets)	2,241,437	33,467,554
Lojas Renner SA (Consumer Discretionary, Multiline Retail)	2,927,500	22,185,491
Multiplan Empreendimentos Imobiliarios SA (Real Estate, Real Estate Management & Development)	756,200	14,986,732
Raia Drogasil SA (Consumer Staples, Food & Staples Retailing)	701,600	14,583,733
		208,729,563

Chile : 2.24%
AES Gener SA (Utilities, Independent Power & Renewable Electricity Producers)	16,613,250	5,788,990
Banco Santander Chile SA ADR (Financials, Banks)	1,337,392	28,874,293
SACI Falabella (Consumer Discretionary, Multiline Retail)	4,057,228	32,885,707
		67,548,990

China : 21.72%
51Job Incorporated ADR (Industrials, Professional Services)†	938,941	33,031,944
Alibaba Group Holding Limited ADR (Information Technology, Internet Software & Services)«†	304,037	30,801,988
Baidu Incorporated ADR (Information Technology, Internet Software & Services)†	108,540	19,002,098
Belle International Holdings Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	52,059,000	31,937,625
China International Capital Corporation Limited H Shares (Financials, Diversified Financial Services)«†	1,334,904	1,858,119
China Life Insurance Company Limited H Shares (Financials, Insurance)	23,868,290	66,293,115
Ctrip.com International Limited ADR (Consumer Discretionary, Internet & Direct Marketing Retail)†	1,072,632	46,348,429
Gridsum Holding Incorporated ADR (Information Technology, Software)«†	391,040	4,692,480
Hengan International Group Company Limited (Consumer Staples, Personal Products)	4,527,000	37,195,511
Legend Holdings Corporation H Shares (Financials, Diversified Financial Services)	908,901	2,066,403
Li Ning Company Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)†	25,884,207	16,513,530
New Oriental Education & Technology Group Incorporated (Consumer Discretionary, Diversified Consumer Services)†	1,189,413	56,556,588
PetroChina Company Limited H Shares (Energy, Oil, Gas & Consumable Fuels)	11,566,000	9,272,000
Shandong Weigao Group Medical Polymer Company Limited H Shares (Health Care, Health Care Equipment & Supplies)	18,024,000	11,824,119
SINA Corporation (Information Technology, Internet Software & Services)	909,907	63,438,716
Tencent Holdings Limited (Information Technology, Internet Software & Services)	1,678,800	44,226,207
Tingyi Holding Corporation (Consumer Staples, Food Products)	13,598,000	15,510,227
Tsingtao Brewery Company Limited H Shares (Consumer Staples, Beverages)	7,910,000	31,705,654
Vipshop Holdings Limited ADR (Consumer Discretionary, Internet & Direct Marketing Retail)«†	4,004,738	45,333,634
Want Want China Holdings Limited (Consumer Staples, Food Products)«	34,604,000	24,797,103
Weibo Corporation ADR (Information Technology, Internet Software & Services)«†	947,436	45,685,364
Zhou Hei Ya International Holding Company Limited (Consumer Staples, Food Products)†	17,403,626	15,499,498
		653,590,352

Colombia : 0.56%
Bancolombia SA ADR (Financials, Banks)	442,400	16,749,264

Hong Kong : 9.02%
AIA Group Limited (Financials, Insurance)	8,841,400	55,038,681
China Mobile Limited (Telecommunication Services, Wireless Telecommunication Services)	8,350,165	94,544,587
CNOOC Limited (Energy, Oil, Gas & Consumable Fuels)	24,574,000	31,165,263
Johnson Electric Holdings Limited (Industrials, Electrical Equipment)	4,214,250	11,243,214
Sun Art Retail Group Limited (Consumer Staples, Food & Staples Retailing)	25,490,500	25,691,233

1

Portfolio of investments — January 31, 2017 (unaudited)	Wells Fargo Emerging Markets Equity Fund

Security name	Shares	Value
Hong Kong (continued)
WH Group Limited (Consumer Staples, Food Products) 144A	70,405,500	$53,719,027
		271,402,005

India : 8.84%
Bharti Airtel Limited (Telecommunication Services, Wireless Telecommunication Services)	3,738,728	19,188,224
Bharti Infratel Limited (Telecommunication Services, Diversified Telecommunication Services)	3,253,851	14,090,669
HDFC Bank Limited ADR (Financials, Banks)	123,826	8,535,326
Housing Development Finance Corporation Limited (Financials, Thrifts & Mortgage Finance)	1,825,700	36,754,843
ICICI Bank Limited ADR (Financials, Banks)	3,281,775	25,433,756
Indusind Bank Limited (Financials, Banks)	817,217	15,081,385
Infosys Limited ADR (Information Technology, IT Services)	2,197,460	30,259,024
ITC Limited (Consumer Staples, Tobacco)	11,898,960	45,266,734
Laurus Labs Limited (Health Care, Pharmaceuticals)†144A	455,595	3,188,057
PNB Housing Finance Limited (Financials, Thrifts & Mortgage Finance)†144A	191,606	2,555,029
Reliance Industries Limited (Energy, Oil, Gas & Consumable Fuels)	744,200	11,464,925
Reliance Industries Limited GDR (Energy, Oil, Gas & Consumable Fuels) 144A	1,246,587	38,644,197
Ultra Tech Cement Limited (Materials, Construction Materials)	286,000	15,573,921
		266,036,090

Indonesia : 2.50%
PT Astra International Tbk (Consumer Discretionary, Automobiles)	14,651,000	8,723,119
PT Bank Central Asia Tbk (Financials, Banks)	9,549,500	10,942,322
PT Blue Bird Tbk (Industrials, Road & Rail)	13,605,309	2,832,635
PT Link Net Tbk (Telecommunication Services, Diversified Telecommunication Services)	38,278,161	14,333,706
PT Matahari Department Store Tbk (Consumer Discretionary, Multiline Retail)	10,474,600	11,590,505
PT Telekomunikasi Indonesia Persero Sponsored ADR Tbk (Telecommunication Services, Diversified Telecommunication Services)«	907,754	26,706,123
		75,128,410

Malaysia : 1.06%
Genting Bhd (Consumer Discretionary, Hotels, Restaurants & Leisure)	8,480,900	15,700,052
Genting Malaysia Bhd (Consumer Discretionary, Hotels, Restaurants & Leisure)	14,396,300	16,380,484
		32,080,536

Mexico : 6.58%
America Movil SAB de CV ADR (Telecommunication Services, Wireless Telecommunication Services)	1,612,320	20,331,355
Cemex SAB de CV ADR (Materials, Construction Materials)†	1,926,393	17,838,399
Fibra Uno Administracion SAB de CV (Real Estate, Equity REITs)	25,236,922	36,160,799
Fomento Economico Mexicano SAB de CV ADR (Consumer Staples, Beverages)	827,120	62,224,238
Grupo Financiero Banorte SAB de CV (Financials, Banks)	6,728,188	32,247,939
Grupo Financiero Santander SAB de CV ADR (Financials, Banks)	1,948,441	13,931,353
Grupo Sanborns SAB de CV (Consumer Discretionary, Multiline Retail)	814,226	812,137
Wal-Mart de Mexico SAB de CV (Consumer Staples, Food & Staples Retailing)	8,127,100	14,380,799
		197,927,019

Peru : 0.53%
Compania de Minas Buenaventura SA ADR (Materials, Metals & Mining)	1,152,495	15,892,906

Philippines : 0.92%
Ayala Corporation (Financials, Diversified Financial Services)	647,624	10,410,915
Metropolitan Bank & Trust Company (Financials, Banks)	4,287,486	7,021,604
SM Investments Corporation (Industrials, Industrial Conglomerates)	732,873	10,161,406
		27,593,925

Russia : 3.17%
LUKOIL PJSC ADR (Energy, Oil, Gas & Consumable Fuels)	434,249	24,365,711

2

Wells Fargo Emerging Markets Equity Fund	Portfolio of investments — January 31, 2017 (unaudited)

Security name	Shares	Value
Russia (continued)
Magnit (Consumer Staples, Food & Staples Retailing)(a)	95,300	$15,280,049
Mobile Telesystems ADR (Telecommunication Services, Wireless Telecommunication Services)	1,167,800	12,226,866
Sberbank of Russia ADR (Financials, Banks)	1,571,195	18,320,134
Yandex NV Class A (Information Technology, Internet Software & Services)†	1,090,106	25,225,053
		95,417,813

South Africa : 4.50%
AngloGold Ashanti Limited ADR (Materials, Metals & Mining)†	878,071	11,160,282
Clicks Group Limited (Consumer Staples, Food & Staples Retailing)	720,000	6,518,738
Impala Platinum Holdings Limited (Materials, Metals & Mining)†	610,758	2,422,182
MTN Group Limited (Telecommunication Services, Wireless Telecommunication Services)	2,102,643	19,578,376
Shoprite Holdings Limited (Consumer Staples, Food & Staples Retailing)	2,838,100	37,700,920
Standard Bank Group Limited (Financials, Banks)	1,710,190	18,265,718
Tiger Brands Limited (Consumer Staples, Food Products)	1,320,333	39,743,248
		135,389,464

South Korea : 12.07%
Amorepacific Corporation (Consumer Staples, Personal Products)	20,500	5,592,032
KT Corporation ADR (Telecommunication Services, Diversified Telecommunication Services)«	3,274,813	48,696,469
KT&G Corporation (Consumer Staples, Tobacco)	218,091	18,860,808
Naver Corporation (Information Technology, Internet Software & Services)	59,700	38,940,367
Samsung Biologics Company Limited (Health Care, Life Sciences Tools & Services)«†	21,099	2,923,104
Samsung Electronics Company Limited (Information Technology, Technology Hardware, Storage & Peripherals)	98,936	167,972,402
Samsung Life Insurance Company Limited (Financials, Insurance)	445,337	42,537,137
SK Hynix Incorporated (Information Technology, Semiconductors & Semiconductor Equipment)	813,000	37,568,282
		363,090,601

Taiwan : 8.93%
104 Corporation (Industrials, Professional Services)	1,655,000	7,359,370
Far Eastern New Century Corporation (Industrials, Industrial Conglomerates)	4,166,448	3,472,664
MediaTek Incorporated (Information Technology, Semiconductors & Semiconductor Equipment)	3,009,881	20,731,037
President Chain Store Corporation (Consumer Staples, Food & Staples Retailing)	4,235,000	31,755,660
Taiwan Semiconductor Manufacturing Company Limited (Information Technology, Semiconductors & Semiconductor Equipment)	8,285,224	49,787,645
Taiwan Semiconductor Manufacturing Company Limited ADR (Information Technology, Semiconductors & Semiconductor Equipment)	3,122,852	96,527,355
Uni-President Enterprises Corporation (Consumer Staples, Food Products)	34,362,368	59,056,104
		268,689,835

Thailand : 3.68%
Bangkok Bank PCL (Financials, Banks)	1,829,800	9,432,227
PTT Exploration & Production PCL (Energy, Oil, Gas & Consumable Fuels)	4,128,139	11,489,850
PTT PCL (Energy, Oil, Gas & Consumable Fuels)	1,925,900	22,097,802
Siam Commercial Bank PCL (Financials, Banks)	7,405,100	31,862,330
Thai Beverage PCL (Consumer Staples, Beverages)	58,527,000	35,921,421
		110,803,630

Turkey : 0.74%
Anadolu Efes Biracilik Ve Malt Sanayii AS (Consumer Staples, Beverages)	2,690,453	15,116,707
Avivasa Emeklilik Ve Hayat AS (Financials, Insurance)	1,246,853	7,256,773
		22,373,480

United Arab Emirates : 0.09%
Emaar Malls Group (Real Estate, Real Estate Management & Development)	3,773,147	2,599,053

3

Portfolio of investments — January 31, 2017 (unaudited)	Wells Fargo Emerging Markets Equity Fund

Security name				Shares	Value
United Kingdom : 0.80%
Standard Chartered plc (Financials, Banks)†				2,475,244	$24,104,357

Total Common Stocks (Cost $2,543,093,300)					2,870,497,585

		Interest rate	Maturity date	Principal
Convertible Debentures : 0.00%
Brazil : 0.00%
Lupatech SA (Energy, Energy Equipment & Services)(a)(i)(s)		6.50%	4-15-2018	$303,000	1,539

Total Convertible Debentures (Cost $160,691)					1,539

		Dividend yield		Shares
Preferred Stocks : 1.40%
Brazil : 1.40%
Lojas Americanas SA (Consumer Discretionary, Multiline Retail) ±		0.16		7,939,193	42,151,217

Total Preferred Stocks (Cost $30,911,367)					42,151,217

			Expiration date
Rights : 0.00%
Brazil : 0.00%
Multiplan Empreendimentos Imobiliarios SA (Real Estate, Real Estate Management & Development )†			12-31-2016	41,102	58,176

Total Rights (Cost $0)					58,176

		Yield
Short-Term Investments : 6.54%
Investment Companies : 6.54%
Securities Lending Cash Investment LLC (l)(r)(u)		0.86		109,337,430	109,348,364
Wells Fargo Government Money Market Fund Select Class (l)(u)		0.46		87,508,500	87,508,500
Total Short-Term Investments (Cost $196,847,456)					196,856,864

Total investments in securities (Cost $2,771,012,814)*	103.34%				3,109,565,381
Other assets and liabilities, net	(3.34)				(100,472,913)

Total net assets	100.00%				$3,009,092,468

«	All or a portion of this security is on loan.
†	Non-income-earning security
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
(a)	The security is fair valued in accordance with procedures approved by the Board of Trustees.
(i)	Illiquid security
(s)	The security is currently in default with regards to scheduled interest and/or principal payments. The Fund has stopped accruing interest on the security.
±	Variable rate investment. The rate shown is the rate in effect at period end.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $2,793,689,486 and unrealized gains (losses) consists of:

Gross unrealized gains	$698,605,160
Gross unrealized losses	(382,729,265)

Net unrealized gains	$315,875,895

4

Wells Fargo Emerging Markets Equity Fund	Portfolio of investments — January 31, 2017 (unaudited)

Abbreviations:

ADR	American depositary receipt
GDR	Global depositary receipt
LLC	Limited liability company
PCL	Public Company Limited
plc	Public limited company
REIT	Real estate investment trust

5

Wells Fargo Emerging Markets Equity Fund (the “Fund”)

Notes to Portfolio of investments – January 31, 2017 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”).

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On January 31, 2017, such fair value pricing was not used in pricing foreign securities.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment vehicles that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Forward foreign currency contracts

The Fund is subject to foreign currency risk in the normal course of pursuing its investment objectives. A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contract transactions. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund’s maximum risk of loss from counterparty credit risk is the unrealized gains on the contracts. This risk may be mitigated if there is a master netting arrangement between the Fund and the counterparty.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of January 31, 2017:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Argentina	$15,350,292	$0	$0	$15,350,292
Brazil	208,729,563	0	0	208,729,563
Chile	67,548,990	0	0	67,548,990
China	653,590,352	0	0	653,590,352
Colombia	16,749,264	0	0	16,749,264
Hong Kong	271,402,005	0	0	271,402,005
India	266,036,090	0	0	266,036,090
Indonesia	75,128,410	0	0	75,128,410

Malaysia	32,080,536	0	0	32,080,536
Mexico	197,927,019	0	0	197,927,019
Peru	15,892,906	0	0	15,892,906
Philippines	27,593,925	0	0	27,593,925
Russia	80,137,764	15,280,049	0	95,417,813
South Africa	135,389,464	0	0	135,389,464
South Korea	363,090,601	0	0	363,090,601
Taiwan	268,689,835	0	0	268,689,835
Thailand	110,803,630	0	0	110,803,630
Turkey	22,373,480	0	0	22,373,480
United Arab Emirates	2,599,053	0	0	2,599,053
United Kingdom	24,104,357	0	0	24,104,357
Convertible debentures	0	0	1,539	1,539
Preferred stocks
Brazil	42,151,217	0	0	42,151,217
Rights
Brazil	0	58,176	0	58,176
Short-term investments
Investment companies	87,508,500	0	0	87,508,500
Investments measured at net asset value *				109,348,364

	2,984,877,253	15,338,225	1,539	3,109,565,381
Forward foreign currency contracts	0	7,047	0	7,047

Total assets	$2,984,877,253	$15,345,272	$1,539	$3,109,572,428

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The Fund’s investment in Securities Lending Cash Investments, LLC valued at $109,348,364 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Forward foreign currency contracts are reported at their unrealized gains at measurement date, which represents the change in the contract’s value from trade date. All other assets and liabilities are reported at their market value at measurement date.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At January 31, 2017, the Fund had no material transfers between Level 1 and Level 2. The Fund did not have any transfers into/out of Level 3.

Derivative transactions

During the three months ended January 31, 2017, the Fund entered into forward foreign currency contracts for economic hedging purposes.

At January 31, 2017, the Fund had forward foreign currency contracts outstanding as follows:

Forward foreign currency contracts to buy:

Exchange date	Counterparty	Contracts to receive	U.S. value at January 31, 2017	In exchange for U.S. $	Unrealized gains
2-13-2017	State Street Bank	2,404,467 BRL	$760,798	$753,751	$7,047

Wells Fargo Global Opportunities Fund	Portfolio of investments — January 31, 2017 (unaudited)

Security name	Shares	Value
Common Stocks : 89.80%
Australia : 1.05%
Ansell Limited (Health Care, Health Care Equipment & Supplies)	89,943	$1,622,100
Inghams Group Limited (Consumer Staples, Food Products)†	204,328	489,681
Spotless Group Holdings Limited (Industrials, Commercial Services & Supplies)	476,242	339,511
		2,451,292

Austria : 0.20%
Zumtobel Group AG (Industrials, Electrical Equipment)	28,736	482,059

Canada : 7.11%
Colliers International Group (Real Estate, Real Estate Management & Development)	36,853	1,349,507
Cott Corporation (Consumer Staples, Beverages)	117,535	1,247,384
Finning International Incorporated (Industrials, Trading Companies & Distributors)	44,630	903,404
Maple Leaf Foods Incorporated (Consumer Staples, Food Products)	84,425	1,935,368
MTY Food Group Incorporated (Consumer Discretionary, Hotels, Restaurants & Leisure)	44,394	1,613,025
Mullen Group Limited (Energy, Energy Equipment & Services)	87,091	1,254,914
Novanta Incorporated (Information Technology, Electronic Equipment, Instruments & Components)†	199,571	4,460,412
Parex Resources Incorporated (Energy, Oil, Gas & Consumable Fuels)†	98,336	1,144,136
Tesco Corporation (Energy, Energy Equipment & Services)†	158,800	1,365,680
Western Forest Products Incorporated (Materials, Paper & Forest Products)	925,317	1,322,643
		16,596,473

Finland : 0.52%
Metsa Board OYJ (Materials, Paper & Forest Products)«	179,004	1,223,176

France : 2.41%
ALTEN SA (Information Technology, IT Services)	27,408	2,041,498
Europcar Groupe SA (Consumer Discretionary, Road & Rail)†	40,073	423,936
M6 Metropole Television SA (Consumer Discretionary, Media)	93,186	1,830,313
Teleperformance (Industrials, Professional Services)	12,422	1,329,020
		5,624,767

Germany : 5.13%
Cancom SE (Information Technology, IT Services)	40,455	1,894,673
Gerresheimer AG (Health Care, Life Sciences Tools & Services)	38,440	3,121,327
Krones AG (Industrials, Machinery)	12,891	1,314,907
SMA Solar Technology AG (Information Technology, Semiconductors & Semiconductor Equipment)«	54,987	1,410,060
Stroeer SE & Company KGAA (Consumer Discretionary, Media)«	17,149	842,311
TAG Immobilien AG (Real Estate, Real Estate Management & Development)	137,371	1,852,167
TLG Immobilien AG (Real Estate, Real Estate Management & Development)	81,158	1,540,184
		11,975,629

Hong Kong : 0.86%
Sunlight REIT (Real Estate, Equity REITs)	3,318,000	2,009,898

Ireland : 0.82%
Horizon Pharma plc (Health Care, Pharmaceuticals)†	116,600	1,908,742

Israel : 0.92%
Orbotech Limited (Information Technology, Electronic Equipment, Instruments & Components)†	61,927	2,160,633

Italy : 1.78%
Autogrill SpA (Consumer Discretionary, Hotels, Restaurants & Leisure)	89,619	786,526
Azimut Holding SpA (Financials, Capital Markets)	64,206	1,150,552
Davide Campari-Milano SpA (Consumer Staples, Beverages)	221,311	2,217,040
		4,154,118

Japan : 9.03%
Aeon Delight Company Limited (Industrials, Commercial Services & Supplies)	101,400	2,914,206
DTS Corporation (Information Technology, IT Services)	83,200	1,883,440

1

Portfolio of investments — January 31, 2017 (unaudited)	Wells Fargo Global Opportunities Fund

Security name	Shares	Value
Japan (continued)
Ezaki Glico Company Limited (Consumer Staples, Food Products)	26,200	$1,197,343
FamilyMart Company Limited (Consumer Staples, Food & Staples Retailing)	18,400	1,166,805
Fuji Seal International Incorporated (Materials, Containers & Packaging)	67,000	1,424,143
Horiba Limited (Information Technology, Electronic Equipment, Instruments & Components)	22,800	1,199,469
Meitec Corporation (Industrials, Professional Services)	45,100	1,695,594
Musashi Seimitsu Industry Company Limited (Consumer Discretionary, Auto Components)	41,300	1,137,570
Nihon Parkerizing Company Limited (Materials, Chemicals)	162,100	1,985,513
ORIX JREIT Incorporated (Real Estate, Equity REITs)	1,024	1,675,076
OSG Corporation (Industrials, Machinery)	49,800	1,032,520
Ship Healthcare Holdings Incorporated (Health Care, Health Care Providers & Services)	49,269	1,306,887
Sumitomo Warehouse Company Limited (Industrials, Transportation Infrastructure)	201,000	1,082,349
Taikisha Limited (Industrials, Construction & Engineering)	56,100	1,386,725
		21,087,640

Netherlands : 0.35%
TKH Group NV (Industrials, Electrical Equipment)	19,992	810,380

Spain : 2.46%
Almirall SA (Health Care, Pharmaceuticals)	126,398	2,033,054
Merlin Properties Socimi SA (Real Estate, Equity REITs)	160,285	1,791,701
Viscofan SA (Consumer Staples, Food Products)	37,829	1,919,923
		5,744,678

Sweden : 0.43%
Rezidor Hotel Group AB (Consumer Discretionary, Hotels, Restaurants & Leisure)	248,576	1,003,159

Switzerland : 1.62%
Aryzta AG (Consumer Staples, Food Products)	25,540	700,992
Bucher Industries AG (Industrials, Machinery)	2,056	557,346
OC Oerlikon Corporation AG (Information Technology, Electronic Equipment, Instruments & Components)†	222,432	2,517,547
		3,775,885

United Kingdom : 9.44%
Berendsen plc (Industrials, Commercial Services & Supplies)	50,914	533,214
Bovis Homes Group plc (Consumer Discretionary, Household Durables)	79,836	829,080
Britvic plc (Consumer Staples, Beverages)	222,231	1,748,688
Consort Medical plc (Health Care, Health Care Equipment & Supplies)	40,761	498,672
Elementis plc (Materials, Chemicals)	419,202	1,412,786
Hunting plc (Energy, Energy Equipment & Services)	166,454	1,163,211
Jupiter Fund Management plc (Financials, Capital Markets)	239,750	1,210,945
Keller Group plc (Industrials, Construction & Engineering)	90,011	920,591
Lancashire Holdings Limited (Financials, Insurance)	140,551	1,197,024
Mears Group plc (Industrials, Commercial Services & Supplies)	226,019	1,441,562
Micro Focus International plc (Information Technology, Software)	73,212	1,975,559
NCC Group plc (Information Technology, IT Services)	582,937	1,358,502
Nomad Foods Limited (Consumer Staples, Food Products)†	303,653	3,118,516
Savills plc (Real Estate, Real Estate Management & Development)	175,489	1,712,033
Spectris plc (Information Technology, Electronic Equipment, Instruments & Components)	26,561	807,610
Steris Corporation plc (Health Care, Health Care Equipment & Supplies)	24,985	1,769,688
Stock Spirits Group plc (Consumer Staples, Beverages)	156,646	348,797
		22,046,478

United States : 45.67%
ACI Worldwide Incorporated (Information Technology, Software)†	122,800	2,382,320
Akorn Incorporated (Health Care, Pharmaceuticals)†	66,000	1,260,600
ALLETE Incorporated (Utilities, Electric Utilities)	51,100	3,339,385
Analogic Corporation (Health Care, Health Care Equipment & Supplies)	50,324	3,907,659
Aspen Insurance Holdings Limited (Financials, Insurance)	41,200	2,323,680
Boston Beer Company Incorporated (Consumer Staples, Beverages)†«	12,300	1,890,510
Casey’s General Stores Incorporated (Consumer Staples, Food & Staples Retailing)	18,600	2,137,140
Compass Minerals International Incorporated (Materials, Metals & Mining)«	35,600	2,976,160
Denny’s Corporation (Consumer Discretionary, Hotels, Restaurants & Leisure)†	351,200	4,274,104

2

Wells Fargo Global Opportunities Fund	Portfolio of investments — January 31, 2017 (unaudited)

Security name			Shares	Value
United States (continued)
Douglas Dynamics Incorporated (Industrials, Machinery)			120,802	$4,083,108
Forward Air Corporation (Industrials, Air Freight & Logistics)			67,000	3,228,730
Franklin Electric Company Incorporated (Industrials, Machinery)			45,062	1,818,252
Gulfport Energy Corporation (Energy, Oil, Gas & Consumable Fuels)†			58,900	1,231,010
Haemonetics Corporation (Health Care, Health Care Equipment & Supplies)†			63,376	2,526,167
HB Fuller Company (Materials, Chemicals)			32,900	1,624,273
Helen of Troy Limited (Consumer Discretionary, Household Durables)†			41,900	3,909,270
ICU Medical Incorporated (Health Care, Health Care Equipment & Supplies)†			24,600	3,372,660
Innospec Incorporated (Materials, Chemicals)			27,778	1,981,960
Innoviva Incorporated (Health Care, Pharmaceuticals)«†			368,308	3,904,065
Keane Group Incorporated (Energy, Energy Equipment & Services)†			5,474	120,921
Korn Ferry International (Industrials, Professional Services)			147,900	4,296,495
Molina Healthcare Incorporated (Health Care, Health Care Providers & Services)†			32,600	1,849,072
Mueller Industries Incorporated (Industrials, Machinery)			126,000	5,072,760
NetScout Systems Incorporated (Information Technology, Communications Equipment)†			79,900	2,660,670
PAREXEL International Corporation (Health Care, Life Sciences Tools & Services)†			39,500	2,800,155
PharMerica Corporation (Health Care, Health Care Providers & Services)†			33,000	818,400
Popeyes Louisiana Kitchen Incorporated (Consumer Discretionary, Hotels, Restaurants & Leisure)†			75,875	4,794,541
Progress Software Corporation (Information Technology, Software)			101,300	2,838,426
Quaker Chemical Corporation (Materials, Chemicals)			17,615	2,263,527
Quanex Building Products Corporation (Industrials, Building Products)			122,308	2,415,583
Ryder System Incorporated (Industrials, Road & Rail)			29,500	2,289,200
Schweitzer-Mauduit International Incorporated (Materials, Paper & Forest Products)			45,357	2,010,676
Simpson Manufacturing Company Incorporated (Industrials, Building Products)			43,770	1,904,870
South Jersey Industries Incorporated (Utilities, Gas Utilities)			55,400	1,828,200
Tetra Technologies Incorporated (Energy, Energy Equipment & Services)†			141,600	702,336
Thermon Group Holdings Incorporated (Industrials, Electrical Equipment)†			101,500	2,107,140
TreeHouse Foods Incorporated (Consumer Staples, Food Products)†			57,600	4,370,688
USG Corporation (Industrials, Building Products)†			42,900	1,312,311
Vishay Intertechnology Incorporated (Information Technology, Electronic Equipment, Instruments & Components)			206,490	3,427,734
WD-40 Company (Consumer Staples, Household Products)			14,900	1,566,735
Westwood Holdings Group Incorporated (Financials, Capital Markets)			53,950	3,016,884
				106,638,377

Total Common Stocks (Cost $172,383,732)				209,693,384

		Dividend yield
Preferred Stocks : 0.66%
Germany : 0.66%
Draegerwerk AG & Company KGAA (Health Care, Health Care Equipment & Supplies) ±		0.25%	17,595	1,541,537

Total Preferred Stocks (Cost $1,474,033)				1,541,537

		Yield
Short-Term Investments : 12.10%
Investment Companies : 12.10%
Securities Lending Cash Investment LLC (l)(r)(u)		0.86	11,589,216	11,590,375
Wells Fargo Government Money Market Fund Select Class (l)(u)		0.46	16,653,938	16,653,938
Total Short-Term Investments (Cost $28,243,522)				28,244,313

Total investments in securities (Cost $202,101,287)*	102.56%			239,479,234
Other assets and liabilities, net	(2.56)			(5,969,927)

Total net assets	100.00%			$233,509,307

3

Portfolio of investments — January 31, 2017 (unaudited)	Wells Fargo Global Opportunities Fund

†	Non-income-earning security
«	All or a portion of this security is on loan.
±	Variable rate investment. The rate shown is the rate in effect at period end.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $203,996,268 and unrealized gains (losses) consists of:

Gross unrealized gains	$40,738,110
Gross unrealized losses	(5,255,144)

Net unrealized gains	$35,482,966

Abbreviations:

LLC	Limited liability company
plc	Public limited company
REIT	Real estate investment trust

4

Wells Fargo Global Opportunities Fund (the “Fund”)

Notes to Portfolio of investments – January 31, 2017 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”).

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On January 31, 2017, such fair value pricing was not used in pricing foreign securities.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment vehicles that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of January 31, 2017:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common Stocks
Australia	$2,451,292	$0	$0	$2,451,292
Austria	482,059	0	0	482,059
Canada	16,596,473	0	0	16,596,473
Finland	1,223,176	0	0	1,223,176
France	5,624,767	0	0	5,624,767
Germany	11,975,629	0	0	11,975,629
Hong Kong	2,009,898	0	0	2,009,898
Ireland	1,908,742	0	0	1,908,742
Israel	2,160,633	0	0	2,160,633
Italy	4,154,118	0	0	4,154,118
Japan	21,087,640	0	0	21,087,640
Netherlands	810,380	0	0	810,380
Spain	5,744,678	0	0	5,744,678
Sweden	1,003,159	0	0	1,003,159
Switzerland	3,775,885	0	0	3,775,885
United Kingdom	22,046,478	0	0	22,046,478
United States	106,638,377	0	0	106,638,377
Preferred stocks
Germany	1,541,537	0	0	1,541,537
Short-term investments
Investment companies	16,653,938	0	0	16,653,938
Investments measured at net asset value*				11,590,375

Total assets	$227,888,859	$0	$0	$239,479,234

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The Fund’s investment in Securities Lending Cash Investments, LLC valued at $11,590,375 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At January 31, 2017, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Intrinsic World Equity Fund	Portfolio of investments — January 31, 2017 (unaudited)

Security name	Shares	Value
Common Stocks : 99.64%
France : 6.61%
Air Liquide SA (Materials, Chemicals)	30,220	$3,262,248
Capgemini SA (Information Technology, IT Services)	40,500	3,295,157
Societe Generale SA (Financials, Banks)	65,300	3,190,085
		9,747,490

Germany : 3.24%
Bayer AG (Health Care, Pharmaceuticals)	15,500	1,711,709
Deutsche Telekom AG (Telecommunication Services, Diversified Telecommunication Services)	175,800	3,066,781
		4,778,490

Hong Kong : 2.50%
AIA Group Limited (Financials, Insurance)	590,800	3,677,795

Japan : 9.55%
Honda Motor Company Limited (Consumer Discretionary, Automobiles)	94,600	2,837,749
Kao Corporation (Consumer Staples, Personal Products)	48,500	2,398,153
Nidec Corporation (Industrials, Electrical Equipment)	32,900	3,091,569
ORIX Corporation (Financials, Diversified Financial Services)	179,800	2,718,259
Sony Corporation (Consumer Discretionary, Household Durables)	100,040	3,032,831
		14,078,561

Luxembourg : 2.58%
Millicom International Cellular SA (Telecommunication Services, Wireless Telecommunication Services)	10,500	519,292
Samsonite International SA (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	1,038,290	3,278,571
		3,797,863

Netherlands : 8.94%
AerCap Holdings NV (Industrials, Trading Companies & Distributors)†	73,700	3,262,699
Airbus Group NV (Industrials, Aerospace & Defense)	21,200	1,436,287
Heineken NV (Consumer Staples, Beverages)	33,470	2,501,339
Sensata Technologies Holding NV (Industrials, Electrical Equipment)†	82,300	3,452,485
Unilever NV (Consumer Staples, Personal Products)«	62,100	2,524,365
		13,177,175

South Korea : 0.99%
Samsung Electronics Company Limited (Information Technology, Technology Hardware, Storage & Peripherals)	860	1,460,098

Spain : 1.88%
CaixaBank SA (Financials, Banks)	759,098	2,770,547

Switzerland : 7.94%
Nestle SA (Consumer Staples, Food Products)	39,370	2,876,511
Novartis AG ADR (Health Care, Pharmaceuticals)	42,940	3,174,125
Roche Holding AG (Health Care, Pharmaceuticals)	11,450	2,696,023
UBS Group AG (Financials, Capital Markets)	182,900	2,951,759
		11,698,418

United Kingdom : 5.92%
Diageo plc (Consumer Staples, Beverages)	85,860	2,380,040
Royal Dutch Shell plc Class A (Energy, Oil, Gas & Consumable Fuels)	119,442	3,228,598

1

Portfolio of investments — January 31, 2017 (unaudited)	Wells Fargo Intrinsic World Equity Fund

Security name			Shares	Value
United Kingdom (continued)
Vodafone Group plc (Telecommunication Services, Wireless Telecommunication Services)			1,277,000	$3,122,165
				8,730,803

United States : 49.49%
Abbott Laboratories (Health Care, Health Care Equipment & Supplies)			63,900	2,669,103
Affiliated Managers Group Incorporated (Financials, Capital Markets)			7,560	1,151,842
Alphabet Incorporated Class C (Information Technology, Internet Software & Services)†			4,220	3,362,454
Apple Incorporated (Information Technology, Technology Hardware, Storage & Peripherals)			23,850	2,894,198
Autoliv Incorporated SDR (Consumer Discretionary, Auto Components)			6,500	748,305
BB&T Corporation (Financials, Banks)			72,400	3,344,156
Chevron Corporation (Energy, Oil, Gas & Consumable Fuels)			18,500	2,059,975
Cigna Corporation (Health Care, Health Care Providers & Services)			25,900	3,787,098
CIT Group Incorporated (Financials, Banks)			77,300	3,183,987
Eli Lilly & Company (Health Care, Pharmaceuticals)			21,000	1,617,630
EOG Resources Incorporated (Energy, Oil, Gas & Consumable Fuels)			35,700	3,626,406
General Dynamics Corporation (Industrials, Aerospace & Defense)			16,100	2,915,388
Gilead Sciences Incorporated (Health Care, Biotechnology)			36,800	2,666,159
Honeywell International Incorporated (Industrials, Industrial Conglomerates)			22,600	2,674,032
Lockheed Martin Corporation (Industrials, Aerospace & Defense)			8,638	2,170,989
Merck & Company Incorporated (Health Care, Pharmaceuticals)			53,400	3,310,266
Microsoft Corporation (Information Technology, Software)			62,000	4,008,300
Motorola Solutions Incorporated (Information Technology, Communications Equipment)			41,800	3,373,678
Oracle Corporation (Information Technology, Software)			65,300	2,619,183
PepsiCo Incorporated (Consumer Staples, Beverages)			20,900	2,169,002
Schlumberger Limited (Energy, Energy Equipment & Services)			35,500	2,971,705
The Charles Schwab Corporation (Financials, Capital Markets)			30,622	1,262,851
The Goldman Sachs Group Incorporated (Financials, Capital Markets)			6,100	1,398,852
The Procter & Gamble Company (Consumer Staples, Household Products)			16,200	1,419,120
The Walt Disney Company (Consumer Discretionary, Media)			25,700	2,843,705
United Parcel Service Incorporated Class B (Industrials, Air Freight & Logistics)			21,100	2,302,643
Verizon Communications Incorporated (Telecommunication Services, Diversified Telecommunication Services)			60,272	2,953,930
Visa Incorporated Class A (Information Technology, IT Services)			41,500	3,432,465
				72,937,422

Total Common Stocks (Cost $122,538,963)				146,854,662

		Yield
Short-Term Investments : 1.95%
Investment Companies : 1.95%
Securities Lending Cash Investment LLC (l)(r)(u)		0.86%	2,444,106	2,444,350
Wells Fargo Government Money Market Fund Select Class (l)(u)		0.46	435,036	435,036
Total Short-Term Investments (Cost $2,879,386)				2,879,386

Total investments in securities (Cost $125,418,349)*	101.59%			149,734,048
Other assets and liabilities, net	(1.59)			(2,345,672)

Total net assets	100.00%			$147,388,376

†	Non-income-earning security
«	All or a portion of this security is on loan.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $126,103,031 and unrealized gains (losses) consists of:

Gross unrealized gains	$29,129,366
Gross unrealized losses	(5,498,349)

Net unrealized gains	$23,631,017

2

Wells Fargo Intrinsic World Equity Fund	Portfolio of investments — January 31, 2017 (unaudited)

Abbreviations:

ADR	American depositary receipt
LLC	Limited liability company
plc	Public limited company
SDR	Swedish depositary receipt

3

Wells Fargo Intrinsic World Equity (the “Fund”)

Notes to Portfolio of investments – January 31, 2017 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”).

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On January 31, 2017 such fair value pricing was not used in pricing foreign securities.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment vehicles that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of January 31, 2017:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
France	$9,747,490	$0	$0	$9,747,490
Germany	4,778,490	0	0	4,778,490
Hong Kong	3,677,795	0	0	3,677,795
Japan	14,078,561	0	0	14,078,561
Luxembourg	3,797,863	0	0	3,797,863
Netherlands	13,177,175	0	0	13,177,175
South Korea	1,460,098	0	0	1,460,098
Spain	2,770,547	0	0	2,770,547
Switzerland	11,698,418	0	0	11,698,418
United Kingdom	8,730,803	0	0	8,730,803
United States	72,937,422	0	0	72,937,422
Short-term investments
Investment companies	435,036	0	0	435,036
Investments measured at net asset value *				2,444,350

Total assets	$147,289,698	$0	$0	$149,734,048

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The Fund’s investment in Securities Lending Cash Investments, LLC valued at $2,444,350 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At January 31, 2017, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Emerging Markets Equity Income Fund	Portfolio of investments — January 31, 2017 (unaudited)

Security name	Shares	Value
Common Stocks : 84.01%
Brazil : 6.13%
Ambev SA (Consumer Staples, Beverages)	383,000	$2,090,572
Banco do Brasil SA (Financials, Banks)	560,400	5,532,685
BB Seguridade Participacoes SA (Financials, Insurance)	751,796	6,658,826
Energisa SA (Utilities, Electric Utilities)	365,700	2,364,034
Petroleo Brasileiro SA ADR Class A (Energy, Oil, Gas & Consumable Fuels)†	485,889	4,620,804
Telefonica Brasil ADR (Telecommunication Services, Diversified Telecommunication Services)	143,404	2,119,511
WEG SA (Industrials, Machinery)	548,500	2,769,393
		26,155,825

Cayman Islands : 1.10%
KWG Property Holding Limited (Real Estate, Real Estate Management & Development)	8,100,000	4,676,952

Chile : 1.12%
Aguas Andinas SA Class A (Utilities, Water Utilities)	2,768,724	1,503,220
Enersis SA ADR (Utilities, Electric Utilities)	361,825	3,267,280
		4,770,500

China : 22.06%
Anhui Conch Cement Company Limited H Shares (Materials, Construction Materials)	1,143,000	3,704,965
Bank of China Limited H Shares (Financials, Banks)	10,220,000	4,662,877
Beijing Capital International Airport Company Limited H Shares (Industrials, Transportation Infrastructure)	3,178,000	3,088,340
China Communications Construction Company Limited H Shares (Industrials, Construction & Engineering)	2,968,000	3,599,593
China Construction Bank H Shares (Financials, Banks)	16,342,000	12,216,113
China Mobile Limited (Telecommunication Services, Wireless Telecommunication Services)	730,000	8,265,411
China Petroleum & Chemical Corporation H Shares (Energy, Oil, Gas & Consumable Fuels)	12,029,600	9,628,145
China Power International Development Limited (Utilities, Independent Power & Renewable Electricity Producers)	14,720,000	5,331,065
China Resources Land Limited (Real Estate, Real Estate Management & Development)	1,528,000	3,808,725
China State Construction International Holdings Limited (Industrials, Construction & Engineering)	3,298,000	5,389,764
CNOOC Limited (Energy, Oil, Gas & Consumable Fuels)	3,109,000	3,942,899
Huaneng Power International Incorporated H Shares (Utilities, Independent Power & Renewable Electricity Producers)	3,624,000	2,363,407
Industrial & Commercial Bank of China Limited H Shares (Financials, Banks)	16,191,000	9,974,736
Nine Dragons Paper Holdings Limited (Materials, Paper & Forest Products)	3,243,000	3,753,385
PetroChina Company Limited H Shares (Energy, Oil, Gas & Consumable Fuels)	7,730,000	6,196,832
PICC Property & Casualty Company Limited H Shares (Financials, Insurance)	1,858,000	2,830,499
Sinotrans Limited H Shares (Industrials, Air Freight & Logistics)	7,979,000	3,331,910
Zijin Mining Group Company Limited H Shares (Materials, Metals & Mining)	6,268,000	2,116,558
		94,205,224

Cyprus : 0.52%
Ros Agro plc (Consumer Staples, Food & Staples Retailing)	154,124	2,211,679

India : 5.01%
Bharti Infratel Limited (Telecommunication Services, Diversified Telecommunication Services)	976,126	4,227,074
Coal India Limited (Energy, Oil, Gas & Consumable Fuels)	1,118,003	5,095,240
Credit Analysis & Research Limited (Financials, Capital Markets)	20,950	429,453
HCL Technologies Limited (Information Technology, IT Services)	174,881	2,090,865
Hero Honda Motors Limited (Consumer Discretionary, Automobiles)	62,918	2,941,969
Infosys Technologies Limited (Information Technology, IT Services)	138,026	1,889,173
NTPC Limited (Utilities, Independent Power & Renewable Electricity Producers)	1,131,321	2,873,951
Oil & Natural Gas Corporation Limited (Energy, Oil, Gas & Consumable Fuels)	619,063	1,848,201
		21,395,926

1

Portfolio of investments — January 31, 2017 (unaudited)	Wells Fargo Emerging Markets Equity Income Fund

Security name	Shares	Value
Indonesia : 4.26%
PT Bank Rakyat Indonesia Tbk (Financials, Banks)	4,828,900	$4,240,318
PT Cikarang Listrindo Tbk (Utilities, Independent Power & Renewable Electricity Producers)	23,604,200	2,262,751
PT Hanjaya Mandala Sampoerna Tbk (Consumer Staples, Tobacco)	7,738,700	2,231,342
PT Matahari Department Store Tbk (Consumer Discretionary, Multiline Retail)	2,568,800	2,842,465
PT Perusahaan Gas Negara Persero Tbk (Utilities, Gas Utilities)	9,292,100	2,004,213
PT Telekomunikasi Indonesia Persero Tbk (Telecommunication Services, Diversified Telecommunication Services)	15,971,700	4,629,132
		18,210,221

Luxembourg : 0.75%
Ternium SA (Materials, Metals & Mining)	139,186	3,181,792

Malaysia : 1.60%
Malakoff Corporation Bhd (Utilities, Independent Power & Renewable Electricity Producers)	7,217,775	2,085,732
Telecom Malaysia Bhd (Telecommunication Services, Diversified Telecommunication Services)	2,023,081	2,717,537
Tenaga Nasional Bhd (Utilities, Electric Utilities)	674,700	2,041,084
		6,844,353

Mexico : 1.56%
Grupo Aeroportuario del Centro Norte SAB de CV (Industrials, Transportation Infrastructure)	504,126	2,150,577
Grupo Financiero Santander SA de CV Class B (Financials, Banks)	1,785,210	2,543,390
Wal-Mart de Mexico SAB de CV (Consumer Staples, Food & Staples Retailing)	1,118,228	1,978,690
		6,672,657

Philippines : 1.62%
Globe Telecom Incorporated (Telecommunication Services, Wireless Telecommunication Services)	56,805	1,963,320
Semirara Mining and Power Corporation (Energy, Oil, Gas & Consumable Fuels)	1,822,020	4,950,007
		6,913,327

Russia : 5.35%
Aeroflot PJSC (Industrials, Airlines)†(a)	1,154,471	3,340,881
LUKOIL PJSC ADR (Energy, Oil, Gas & Consumable Fuels)	84,906	4,764,076
MegaFon OAO (Telecommunication Services, Wireless Telecommunication Services)	395,311	4,289,124
Moscow Exchange MICEX-RTS OAO (Financials, Diversified Financial Services)(a)	2,025,552	4,516,485
Severstal PAO GDR (Materials, Metals & Mining)	196,347	3,112,100
Tatneft ADR (Energy, Oil, Gas & Consumable Fuels)	69,053	2,803,552
		22,826,218

Singapore : 3.37%
Asian Pay Television Trust (Consumer Discretionary, Media)	4,457,600	1,217,707
CapitaRetail China Trust (Real Estate, Equity REITs)	3,305,700	3,330,680
Jardine Cycle & Carriage Limited (Consumer Discretionary, Distributors)	124,300	3,646,933
Singapore Telecommunications Limited (Telecommunication Services, Diversified Telecommunication Services)	2,257,100	6,197,876
		14,393,196

South Africa : 4.18%
Barclays Africa Group Limited (Financials, Banks)	252,868	2,980,183
Foschini Limited (Consumer Discretionary, Specialty Retail)	376,297	4,489,872
Sanlam Limited (Financials, Insurance)	655,355	3,160,781
Sasol Limited (Materials, Chemicals)	121,219	3,593,930
Truworths International Limited (Consumer Discretionary, Specialty Retail)	603,932	3,630,315
		17,855,081

South Korea : 11.63%
Hana Financial Group Incorporated (Financials, Banks)	99,871	2,960,637

2

Wells Fargo Emerging Markets Equity Income Fund	Portfolio of investments — January 31, 2017 (unaudited)

Security name	Shares	Value
South Korea (continued)
Hyundai Motor Company (Consumer Discretionary, Automobiles)	34,729	$4,168,914
Kangwon Land Incorporated (Consumer Discretionary, Hotels, Restaurants & Leisure)	45,270	1,273,840
KB Financial Group Incorporated (Financials, Banks)	131,011	5,298,612
Korea Electric Power Corporation (Utilities, Electric Utilities)	79,425	2,901,292
Korea Reinsurance Company (Financials, Insurance)	319,935	2,987,088
POSCO (Materials, Metals & Mining)	26,236	6,118,196
S-Oil Corporation (Energy, Oil, Gas & Consumable Fuels)	51,617	3,602,219
Samsung Electronics Company Limited (Information Technology, Technology Hardware, Storage & Peripherals)	5,097	8,653,628
Shinhan Financial Group Company Limited (Financials, Banks)	107,584	4,249,295
SK Telecom Company Limited ADR (Telecommunication Services, Wireless Telecommunication Services)	346,851	7,457,297
		49,671,018

Taiwan : 10.12%
Advanced Semiconductor Engineering Incorporated (Information Technology, Semiconductors & Semiconductor Equipment)	1,855,000	2,057,353
Cathay Financial Holding Company Limited (Financials, Insurance)	1,947,000	2,978,092
CTBC Financial Holding Company Limited (Financials, Banks)	4,037,130	2,303,192
CTCI Corporation (Industrials, Construction & Engineering)	1,943,000	3,024,896
Delta Electronics Incorporated (Information Technology, Electronic Equipment, Instruments & Components)	421,283	2,362,864
Far Eastone Telecommunications Company Limited (Telecommunication Services, Wireless Telecommunication Services)	858,000	2,041,975
Hon Hai Precision Industry Company Limited (Information Technology, Electronic Equipment, Instruments & Components)	1,812,630	4,874,541
Largan Precision Company Limited (Information Technology, Electronic Equipment, Instruments & Components)	18,000	2,594,828
MediaTek Incorporated (Information Technology, Semiconductors & Semiconductor Equipment)	236,000	1,625,488
Novatek Microelectronics Corporation Limited (Information Technology, Semiconductors & Semiconductor Equipment)	487,000	1,730,506
Siliconware Precision Industries Company (Information Technology, Semiconductors & Semiconductor Equipment)	1,322,000	2,017,460
Taiwan Semiconductor Manufacturing Company Limited (Information Technology, Semiconductors & Semiconductor Equipment)	1,429,000	8,587,160
Teco Electric & Machinery Company Limited (Industrials, Electrical Equipment)	1,774,000	1,610,499
Uni-President Enterprises Corporation (Consumer Staples, Food Products)	891,000	1,531,297
United Microelectronics Corporation ADR (Information Technology, Semiconductors & Semiconductor Equipment)	1,126,975	2,039,825
WPG Holdings Company Limited (Information Technology, Electronic Equipment, Instruments & Components)	1,511,000	1,815,176
		43,195,152

Thailand : 1.85%
Land & Houses PCL (Real Estate, Real Estate Management & Development)	7,393,300	2,036,780
Land & Houses PCL (Real Estate, Real Estate Management & Development)	2,002,900	557,467
Major Cineplex Group PCL (Consumer Discretionary, Media)	2,305,300	2,111,500
Thai Beverage PCL (Consumer Staples, Beverages)	5,196,800	3,189,578
		7,895,325

Turkey : 0.53%
Tupras Turkiye Petrol Rafinerileri AS (Energy, Oil, Gas & Consumable Fuels)	103,666	2,251,548

United Arab Emirates : 0.75%
Abu Dhabi Commercial Bank PJSC (Financials, Banks)	1,653,654	3,214,650

United Kingdom : 0.50%
Polymetal International plc (Materials, Metals & Mining)	185,562	2,153,457

3

Portfolio of investments — January 31, 2017 (unaudited)	Wells Fargo Emerging Markets Equity Income Fund

Security name				Shares	Value
Total Common Stocks (Cost $338,848,221)					$358,694,101

Exchange-Traded Funds : 0.68%
United States : 0.68%
VanEck Vectors Russia ETF				136,522	2,918,840

Total Exchange-Traded Funds (Cost $2,215,111)					2,918,840

			Expiration date
Participation Notes : 3.43%
China : 3.43%
HSBC Bank plc (Huayu Automotive Systems Company Limited) (Consumer Discretionary, Auto Components)†			3-24-2017	1,245,700	3,011,896
HSBC Bank plc (Inner Mongolia Yili Industrial Group Company Limited Class A) (Consumer Staples, Food Products)†			4-6-2017	864,000	2,316,786
HSBC Bank plc (Midea Group Company Limited Class A) (Consumer Discretionary, Household Durables)†			4-1-2017	512,000	2,229,767
UBS AG (Baoshan Iron & Steel Company Limited) (Materials, Metals & Mining)†(a)			4-6-2017	4,977,861	4,930,262
UBS AG (Midea Group Company Limited Class A) (Consumer Discretionary, Household Durables)†			4-1-2017	492,929	2,146,713
Total Participation Notes (Cost $13,157,089)					14,635,424

		Dividend yield
Preferred Stocks : 5.85%
Brazil : 5.85%
Banco Bradesco SA (Financials, Banks)		2.92%		897,500	9,313,652
Companhia de Saneamento do Parana (Utilities, Water Utilities)		5.84		1,410,920	6,313,342
Itausa Investimentos Itau SA (Financials, Banks)		7.91		3,168,650	9,331,685
Total Preferred Stocks (Cost $17,753,021)					24,958,679

		Yield
Short-Term Investments : 4.79%
Investment Companies : 4.79%
Wells Fargo Government Money Market Fund Select Class (l)(u)		0.46		20,464,767	20,464,767

Total Short-Term Investments (Cost $20,464,767)					20,464,767

Total investments in securities (Cost $392,438,209)*	98.76%				421,671,811
Other assets and liabilities, net	1.24				5,299,686

Total net assets	100.00%				$426,971,497

†	Non-income-earning security
(a)	The security is fair valued in accordance with procedures approved by the Board of Trustees.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $394,295,167 and unrealized gains (losses) consists of:

Gross unrealized gains	$42,258,880
Gross unrealized losses	(14,882,236)

Net unrealized gains	$27,376,644

4

Wells Fargo Emerging Markets Equity Income Fund	Portfolio of investments — January 31, 2017 (unaudited)

Abbreviations:

ADR	American depositary receipt
ETF	Exchange-traded fund
GDR	Global depositary receipt
PCL	Public Company Limited
plc	Public limited company
REIT	Real estate investment trust

5

Wells Fargo Emerging Markets Equity Income Fund (the “Fund”)

Notes to Portfolio of investments – January 31, 2017 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team of Wells Fargo Funds Management, LLC.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On January 31, 2017, such fair value pricing was not used in pricing foreign securities.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Participation notes

The Fund may invest in participation notes to gain exposure to securities in certain foreign markets. Participation notes are issued by banks or broker-dealers and are designed to offer a return linked to a particular underlying foreign security. Participation notes involve transaction costs, which may be higher than those applicable to the underlying foreign security. The holder of the participation note is entitled to receive from the bank or broker-dealer, an amount equal to the dividend paid by the issuer of the underlying foreign security; however, the holder is not entitled to the same rights (i.e. dividends, voting rights) as an owner of the underlying foreign security. Investments in participation notes involve risks beyond those normally associated with a direct investment in an underlying security. The Fund has no rights against the issuer of the underlying foreign security and participation notes expose the Fund to counterparty risk in the event the counterparty does not perform. There is also no assurance there will be a secondary trading market for the participation note or that the trading price of the participation note will equal the underlying value of the foreign security that it seeks to replicate.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of January 31, 2017:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Brazil	$26,155,825	$0	$0	$26,155,825
Cayman Islands	4,676,952	0	0	4,676,952
Chile	4,770,500	0	0	4,770,500
China	94,205,224	0	0	94,205,224
Cyprus	2,211,679	0	0	2,211,679
India	21,395,926	0	0	21,395,926
Indonesia	18,210,221	0	0	18,210,221
Luxembourg	3,181,792	0	0	3,181,792
Malaysia	6,844,353	0	0	6,844,353
Mexico	6,672,657	0	0	6,672,657
Philippines	6,913,327	0	0	6,913,327
Russia	14,968,852	7,857,366	0	22,826,218
Singapore	14,393,196	0	0	14,393,196
South Africa	17,855,081	0	0	17,855,081
South Korea	49,671,018	0	0	49,671,018
Taiwan	43,195,152	0	0	43,195,152
Thailand	7,895,325	0	0	7,895,325
Turkey	2,251,548	0	0	2,251,548
United Arab Emirates	3,214,650	0	0	3,214,650
United Kingdom	2,153,457	0	0	2,153,457
Exchange-traded funds	2,918,840	0	0	2,918,840
United States
Participation notes
China	0	14,635,424	0	14,635,424
Preferred stocks
Brazil	24,958,679	0	0	24,958,679
Short-term investments
Investment companies	20,464,767	0	0	20,464,767

Total assets	$399,179,021	$22,492,790	$0	$421,671,811

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At January 31, 2017, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Asset Allocation Fund	Portfolio of investments — January 31, 2017 (unaudited)

Security name		Shares	Value
Investment Companies : 100.22%
Asset Allocation Trust (l)		219,250,666	$3,545,654,861

Total Investment Companies (Cost $2,417,699,624)			3,545,654,861

Total Investments (Cost $2,417,699,624)*	100.22%		3,545,654,861
Other Assets and Liabilities, Net	(0.22)		(7,935,155)

Total Net Assets	100.00%		$3,537,719,706

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
*	Cost for federal income tax purposes is $2,417,699,624 and unrealized gains (losses) consists of:

Gross unrealized gains	$1,127,955,237
Gross unrealized losses	0

Net unrealized gains	$1,127,955,237

1

Wells Fargo Asset Allocation Fund (the “Fund”)

Notes to Portfolio of investments – January 31, 2017 (unaudited)

The Fund invests all of its investable assets in Asset Allocation Trust, an investment company managed by Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”). Asset Allocation Trust in turn invests its assets in GMO-managed mutual funds (“underlying funds”) and may be exposed to any asset class, including U.S. and foreign equities (including emerging country equities), U.S. and foreign fixed income securities (including emerging country debt securities), and, from time to time, other alternative asset classes. At January 31, 2017, the Fund owned 100% of Asset Allocation Trust.

Valuation

Investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.

Fair valuation measurements

As of January 31, 2017, the Fund’s investment in Asset Allocation Trust was measured at fair value using the net asset value per share as a practical expedient. Asset Allocation Trust seeks to provide total return by investing in GMO managed mutual funds and may be exposed to any asset class. GMO intends to expose the assets of Asset Allocation Trust to at least 15% in fixed income investments and at least 25% in equity investments. The Fund’s investment in Asset Allocation Trust valued at $3,545,654,861 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

January 31, 2017 (Unaudited)

Shares	Description	Value ($)
	MUTUAL FUNDS — 100.0%
	Affiliated Issuers — 100.0%
21,931,871	GMO Emerging Country Debt Fund, Class IV	619,356,033
834,562,799	GMO Implementation Fund	10,707,440,712
26,485,600	GMO Opportunistic Income Fund, Class VI	677,236,783
31,768,996	GMO SGM Major Markets Fund, Class VI	1,025,820,886
33,763,149	GMO Special Opportunities Fund, Class VI	687,417,707

	TOTAL MUTUAL FUNDS (COST $13,811,295,558)	13,717,272,121

	SHORT-TERM INVESTMENTS — 0.1%
	Money Market Funds — 0.1%
7,925,245	State Street Institutional Treasury Money Market Fund-Premier Class, 0.42%(a)	7,925,245

	TOTAL SHORT-TERM INVESTMENTS (COST $7,925,245)	7,925,245

	TOTAL INVESTMENTS — 100.1% (COST $13,819,220,803)	13,725,197,366
	Other Assets and Liabilities (net) — (0.1%)	(7,422,142)

	TOTAL NET ASSETS — 100.0%	$13,717,775,224

Notes to Schedule of Investments:

(a)	The rate disclosed is the 7 day net yield as of January 31, 2017.

Wells Fargo Absolute Return Fund	Portfolio of investments — January 31, 2017 (unaudited)

Security name		Shares	Value
Investment Companies : 98.83%
GMO Benchmark-Free Allocation Fund Class MF (l)		233,310,122	$5,926,077,110

Total Investment Companies (Cost $5,864,269,591)			5,926,077,110

Total investments (Cost $5,864,269,591)*	98.83%		5,926,077,110
Other assets and liabilities, net	1.17		70,108,060

Total net assets	100.00%		$5,996,185,170

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
*	Cost for federal income tax purposes is $5,871,453,293 and unrealized gains (losses) consists of:

Gross unrealized gains	$54,623,817
Gross unrealized losses	0

Net unrealized gains	$54,623,817

1

Wells Fargo Absolute Return Fund (the “Fund”)

Notes to Portfolio of investments – January 31, 2017 (unaudited)

The Fund invests all of its investable assets in the GMO Benchmark-Free Allocation Fund (the “Benchmark-Free Allocation Fund”), an investment company managed by Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”). Benchmark-Free Allocation Fund is a fund-of-funds that gains its investment exposures primarily by investing in GMO Implementation Fund. In addition, Benchmark-Free Allocation Fund may invest in other GMO Funds (together with GMO Implementation Fund, the “underlying funds”), whether currently existing or created in the future. These additional underlying Funds may include, among others, GMO Alpha Only Fund, GMO Debt Opportunities Fund, GMO Emerging Country Debt Fund, GMO Special Opportunities Fund, and GMO Systematic Global Macro Opportunity Fund. GMO Implementation Fund is permitted to invest in any asset class. Benchmark-Free Allocation Fund also may invest in securities or derivatives directly. As of January 31, 2017, the Fund owned 43% of Benchmark-Free Allocation Fund.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.

The Fund values its investment in Benchmark-Free Allocation Fund at net asset value. A complete list of holdings as of January 31, 2017 (unaudited) for Benchmark-Free Allocation Fund has been included as an Appendix for your reference.

Fair valuation measurements

As of January 31, 2017, the Fund’s investment in Benchmark-Free Allocation Fund was measured at fair value using the net asset value per share as a practical expedient. Benchmark-Free Allocation Fund seeks positive total return, not “relative” return, by investing in asset classes GMO believes offer the most attractive return and risk opportunities. The Fund’s investment in Benchmark-Free Allocation Fund valued at $5,926,077,110 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

APPENDIX

ITEM 2. CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Funds Trust (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Trust’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Funds Trust

By:	/s/ Andrew Owen
Andrew Owen
President

Date:	March 24, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Wells Fargo Funds Trust

By:	/s/ Andrew Owen
Andrew Owen
President

Date: March 24, 2017

By:	/s/ Jeremy DePalma
Jeremy DePalma
Treasurer

Date:	March 24, 2017